UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

f/k/a BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Kristine Treglia, Chief Legal Officer

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

Annual Shareholder Report - September 30, 2025

Baron Asset Fund

Retail: BARAX

This annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$131	1.31%

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks posted strong gains, nearly keeping pace with large caps as increasing concentrations among the top positions (Palantir, AppLovin, Cloudflare, Roblox, etc.) in the benchmark played a role in the benchmark's robust performance. Against a significant risk-on backdrop led by lower quality/higher beta stocks, the Fund underperformed, with style-related headwinds being the primary culprit. Lower exposure to the top-performing Residual Volatility, Beta, and Momentum factors weighed heavily on performance, as did overexposure to the weak performing Earnings Quality factor. The remaining underperformance came from disappointing stock selection, mostly centered in the Information Technology sector.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell Midcap Growth Index	Russell 3000 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,463	$10,412	$10,627
03/31/16	$10,297	$10,472	$10,730
06/30/16	$10,579	$10,636	$11,012
09/30/16	$11,114	$11,124	$11,496
12/31/16	$11,115	$11,175	$11,980
03/31/17	$12,234	$11,945	$12,668
06/30/17	$13,169	$12,449	$13,050
09/30/17	$13,605	$13,106	$13,647
12/31/17	$14,019	$13,998	$14,512
03/31/18	$14,665	$14,303	$14,418
06/30/18	$15,500	$14,754	$14,979
09/30/18	$16,748	$15,872	$16,046
12/31/18	$13,999	$13,333	$13,751
03/31/19	$16,847	$15,950	$15,682
06/30/19	$18,506	$16,811	$16,325
09/30/19	$18,057	$16,698	$16,514
12/31/19	$19,265	$18,063	$18,017
03/31/20	$16,050	$14,443	$14,251
06/30/20	$20,536	$18,814	$17,390
09/30/20	$22,251	$20,577	$18,992
12/31/20	$25,619	$24,491	$21,780
03/31/21	$25,340	$24,352	$23,162
06/30/21	$27,863	$27,049	$25,071
09/30/21	$27,807	$26,843	$25,045
12/31/21	$29,188	$27,608	$27,369
03/31/22	$24,936	$24,135	$25,924
06/30/22	$19,663	$19,049	$21,595
09/30/22	$19,244	$18,925	$20,630
12/31/22	$21,583	$20,231	$22,112
03/31/23	$22,721	$22,079	$23,700
06/30/23	$23,531	$23,456	$25,688
09/30/23	$22,478	$22,230	$24,852
12/31/23	$25,260	$25,464	$27,852
03/31/24	$26,760	$27,882	$30,642
06/30/24	$25,804	$26,986	$31,628
09/30/24	$27,937	$28,751	$33,598
12/31/24	$27,907	$31,092	$34,483
03/31/25	$27,085	$28,878	$32,854
06/30/25	$29,191	$34,135	$36,466
09/30/25	$27,938	$35,084	$39,447

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	0.00%	4.66%	10.82%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$3,789,700,375
# of Issuers	55
Portfolio Turnover Rate	6%Footnote Reference#
Total Advisory Fees Paid	$41,348,427
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Asset Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Space Exploration Technologies Corp.	6.3%
IDEXX Laboratories, Inc.	6.3%
Guidewire Software, Inc.	5.4%
Amphenol Corp.	5.3%
Gartner, Inc.	4.7%
Verisk Analytics, Inc.	4.4%
CoStar Group, Inc.	4.4%
Arch Capital Group Ltd.	3.9%
Mettler-Toledo International, Inc.	3.3%
X.AI Holdings Corp.	3.2%
Total	47.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	24.9%
Industrials	23.6%
Health Care	14.7%
Financials	11.6%
Consumer Discretionary	9.4%
Real Estate	8.3%
Communication Services	5.7%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Annual Shareholder Report - September 30, 2025

Retail: BARAX

Annual Shareholder Report - September 30, 2025

Baron Asset Fund

Institutional: BARIX

This annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$105	1.05%

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks posted strong gains, nearly keeping pace with large caps as increasing concentrations among the top positions (Palantir, AppLovin, Cloudflare, Roblox, etc.) in the benchmark played a role in the benchmark's robust performance. Against a significant risk-on backdrop led by lower quality/higher beta stocks, the Fund underperformed, with style-related headwinds being the primary culprit. Lower exposure to the top-performing Residual Volatility, Beta, and Momentum factors weighed heavily on performance, as did overexposure to the weak performing Earnings Quality factor. The remaining underperformance came from disappointing stock selection, mostly centered in the Information Technology sector.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell Midcap Growth Index	Russell 3000 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,046,978	$1,041,181	$1,062,696
03/31/16	$1,031,063	$1,047,208	$1,072,987
06/30/16	$1,059,867	$1,063,572	$1,101,213
09/30/16	$1,114,425	$1,112,411	$1,149,641
12/31/16	$1,115,085	$1,117,485	$1,198,033
03/31/17	$1,228,541	$1,194,526	$1,266,840
06/30/17	$1,323,274	$1,244,876	$1,305,041
09/30/17	$1,368,020	$1,310,642	$1,364,699
12/31/17	$1,410,496	$1,399,847	$1,451,184
03/31/18	$1,476,547	$1,430,287	$1,441,831
06/30/18	$1,561,613	$1,475,450	$1,497,902
09/30/18	$1,688,512	$1,587,208	$1,604,611
12/31/18	$1,412,411	$1,333,345	$1,375,117
03/31/19	$1,700,602	$1,594,965	$1,568,230
06/30/19	$1,869,299	$1,681,122	$1,632,451
09/30/19	$1,825,360	$1,669,797	$1,651,428
12/31/19	$1,948,589	$1,806,280	$1,801,664
03/31/20	$1,624,474	$1,444,303	$1,425,123
06/30/20	$2,079,664	$1,881,364	$1,739,043
09/30/20	$2,254,938	$2,057,712	$1,899,164
12/31/20	$2,597,998	$2,449,076	$2,177,993
03/31/21	$2,571,191	$2,435,232	$2,316,228
06/30/21	$2,829,204	$2,704,862	$2,507,081
09/30/21	$2,825,183	$2,684,308	$2,504,531
12/31/21	$2,967,500	$2,760,795	$2,736,889
03/31/22	$2,536,649	$2,413,478	$2,592,425
06/30/22	$2,001,683	$1,904,916	$2,159,458
09/30/22	$1,960,317	$1,892,480	$2,063,049
12/31/22	$2,199,749	$2,023,088	$2,211,217
03/31/23	$2,317,305	$2,207,915	$2,369,989
06/30/23	$2,401,514	$2,345,558	$2,568,755
09/30/23	$2,295,473	$2,223,029	$2,485,173
12/31/23	$2,581,359	$2,546,393	$2,785,179
03/31/24	$2,736,255	$2,788,216	$3,064,236
06/30/24	$2,640,189	$2,698,617	$3,162,782
09/30/24	$2,860,371	$2,875,143	$3,359,794
12/31/24	$2,859,255	$3,109,224	$3,448,268
03/31/25	$2,776,530	$2,887,846	$3,285,443
06/30/25	$2,994,411	$3,413,483	$3,646,554
09/30/25	$2,867,702	$3,508,355	$3,944,703

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	0.26%	4.93%	11.11%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$3,789,700,375
# of Issuers	55
Portfolio Turnover Rate	6%Footnote Reference#
Total Advisory Fees Paid	$41,348,427
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Asset Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Space Exploration Technologies Corp.	6.3%
IDEXX Laboratories, Inc.	6.3%
Guidewire Software, Inc.	5.4%
Amphenol Corp.	5.3%
Gartner, Inc.	4.7%
Verisk Analytics, Inc.	4.4%
CoStar Group, Inc.	4.4%
Arch Capital Group Ltd.	3.9%
Mettler-Toledo International, Inc.	3.3%
X.AI Holdings Corp.	3.2%
Total	47.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	24.9%
Industrials	23.6%
Health Care	14.7%
Financials	11.6%
Consumer Discretionary	9.4%
Real Estate	8.3%
Communication Services	5.7%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Annual Shareholder Report - September 30, 2025

Institutional: BARIX

Annual Shareholder Report - September 30, 2025

Baron Asset Fund

R6: BARUX

This annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$105	1.05%

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks posted strong gains, nearly keeping pace with large caps as increasing concentrations among the top positions (Palantir, AppLovin, Cloudflare, Roblox, etc.) in the benchmark played a role in the benchmark's robust performance. Against a significant risk-on backdrop led by lower quality/higher beta stocks, the Fund underperformed, with style-related headwinds being the primary culprit. Lower exposure to the top-performing Residual Volatility, Beta, and Momentum factors weighed heavily on performance, as did overexposure to the weak performing Earnings Quality factor. The remaining underperformance came from disappointing stock selection, mostly centered in the Information Technology sector.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell Midcap Growth Index	Russell 3000 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,234,891	$5,205,904	$5,313,482
03/31/16	$5,155,317	$5,236,042	$5,364,935
06/30/16	$5,300,227	$5,317,861	$5,506,064
09/30/16	$5,572,126	$5,562,055	$5,748,204
12/31/16	$5,575,425	$5,587,426	$5,990,166
03/31/17	$6,141,767	$5,972,628	$6,334,199
06/30/17	$6,615,435	$6,224,382	$6,525,206
09/30/17	$6,839,163	$6,553,211	$6,823,494
12/31/17	$7,051,541	$6,999,234	$7,255,921
03/31/18	$7,381,801	$7,151,433	$7,209,154
06/30/18	$7,807,135	$7,377,248	$7,489,509
09/30/18	$8,441,633	$7,936,042	$8,023,055
12/31/18	$7,060,046	$6,666,724	$6,875,587
03/31/19	$8,502,089	$7,974,827	$7,841,152
06/30/19	$9,344,524	$8,405,608	$8,162,254
09/30/19	$9,124,829	$8,348,987	$8,257,140
12/31/19	$9,742,063	$9,031,398	$9,008,322
03/31/20	$8,120,372	$7,221,517	$7,125,613
06/30/20	$10,397,456	$9,406,818	$8,695,213
09/30/20	$11,273,841	$10,288,562	$9,495,821
12/31/20	$12,988,099	$12,245,380	$10,889,964
03/31/21	$12,854,063	$12,176,161	$11,581,140
06/30/21	$14,143,043	$13,524,308	$12,535,404
09/30/21	$14,124,055	$13,421,542	$12,522,655
12/31/21	$14,835,748	$13,803,977	$13,684,446
03/31/22	$12,681,398	$12,067,391	$12,962,124
06/30/22	$10,006,453	$9,524,580	$10,797,292
09/30/22	$9,800,812	$9,462,401	$10,315,243
12/31/22	$10,996,823	$10,115,440	$11,056,085
03/31/23	$11,583,432	$11,039,575	$11,849,945
06/30/23	$12,005,694	$11,727,792	$12,843,774
09/30/23	$11,474,267	$11,115,143	$12,425,866
12/31/23	$12,903,762	$12,731,966	$13,925,893
03/31/24	$13,677,045	$13,941,082	$15,321,182
06/30/24	$13,197,932	$13,493,083	$15,813,909
09/30/24	$14,297,656	$14,375,716	$16,798,972
12/31/24	$14,292,050	$15,546,122	$17,241,340
03/31/25	$13,878,378	$14,439,229	$16,427,217
06/30/25	$14,967,907	$17,067,416	$18,232,769
09/30/25	$14,334,291	$17,541,774	$19,723,513

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	0.26%	4.92%	11.11%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$3,789,700,375
# of Issuers	55
Portfolio Turnover Rate	6%Footnote Reference#
Total Advisory Fees Paid	$41,348,427
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Asset Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Space Exploration Technologies Corp.	6.3%
IDEXX Laboratories, Inc.	6.3%
Guidewire Software, Inc.	5.4%
Amphenol Corp.	5.3%
Gartner, Inc.	4.7%
Verisk Analytics, Inc.	4.4%
CoStar Group, Inc.	4.4%
Arch Capital Group Ltd.	3.9%
Mettler-Toledo International, Inc.	3.3%
X.AI Holdings Corp.	3.2%
Total	47.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	24.9%
Industrials	23.6%
Health Care	14.7%
Financials	11.6%
Consumer Discretionary	9.4%
Real Estate	8.3%
Communication Services	5.7%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Asset Fund

Annual Shareholder Report - September 30, 2025

R6: BARUX

Annual Shareholder Report - September 30, 2025

Baron Growth Fund

Retail: BGRFX

This annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$129Footnote Reference**	1.39%Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $8.
Footnote^	Includes interest expense of 0.09%.

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund underperformed due to a combination of stock selection and style-related headwinds. The Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. Underexposure to the strong performing Beta, Residual Volatility, and Momentum factors also weighed on performance. The remaining underperformance came from stock-specific issues.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,133	$10,432	$10,627
03/31/16	$10,159	$9,943	$10,730
06/30/16	$10,495	$10,266	$11,012
09/30/16	$10,760	$11,212	$11,496
12/31/16	$10,745	$11,613	$11,980
03/31/17	$11,855	$12,234	$12,668
06/30/17	$12,565	$12,771	$13,050
09/30/17	$12,963	$13,565	$13,647
12/31/17	$13,650	$14,187	$14,512
03/31/18	$13,978	$14,513	$14,418
06/30/18	$15,088	$15,563	$14,979
09/30/18	$16,274	$16,422	$16,046
12/31/18	$13,251	$12,866	$13,751
03/31/19	$16,112	$15,072	$15,682
06/30/19	$17,232	$15,486	$16,325
09/30/19	$17,102	$14,840	$16,514
12/31/19	$18,570	$16,531	$18,017
03/31/20	$14,418	$12,272	$14,251
06/30/20	$18,368	$16,025	$17,390
09/30/20	$20,365	$17,172	$18,992
12/31/20	$24,645	$22,256	$21,780
03/31/21	$24,860	$23,341	$23,162
06/30/21	$26,781	$24,256	$25,071
09/30/21	$27,736	$22,885	$25,045
12/31/21	$29,536	$22,887	$27,369
03/31/22	$25,581	$19,997	$25,924
06/30/22	$20,786	$16,147	$21,595
09/30/22	$20,440	$16,186	$20,630
12/31/22	$22,861	$16,855	$22,112
03/31/23	$24,650	$17,878	$23,700
06/30/23	$25,301	$19,139	$25,688
09/30/23	$24,359	$17,738	$24,852
12/31/23	$26,217	$19,999	$27,852
03/31/24	$27,648	$21,516	$30,642
06/30/24	$25,357	$20,888	$31,628
09/30/24	$28,163	$22,644	$33,598
12/31/24	$27,464	$23,030	$34,483
03/31/25	$26,281	$20,470	$32,854
06/30/25	$26,492	$22,920	$36,466
09/30/25	$24,176	$25,714	$39,447

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	(14.16%)	3.49%	9.23%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$4,949,433,665
# of Issuers	24
Portfolio Turnover Rate	1%Footnote Reference#
Total Advisory Fees Paid	$63,563,416
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Growth Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Arch Capital Group Ltd.	14.1%
MSCI, Inc.	13.5%
Kinsale Capital Group, Inc.	7.8%
CoStar Group, Inc.	7.6%
Choice Hotels International, Inc.	6.5%
Gartner, Inc.	6.4%
Primerica, Inc.	6.1%
Vail Resorts, Inc.	6.0%
Morningstar, Inc.	4.3%
FactSet Research Systems, Inc.	4.1%
Total	76.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	54.2%
Consumer Discretionary	17.1%
Real Estate	10.4%
Information Technology	10.1%
Health Care	6.2%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.0%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Annual Shareholder Report - September 30, 2025

Retail: BGRFX

Annual Shareholder Report - September 30, 2025

Baron Growth Fund

Institutional: BGRIX

This annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$105Footnote Reference**	1.13%Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $8.
Footnote^	Includes interest expense of 0.09%.

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund underperformed due to a combination of stock selection and style-related headwinds. The Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. Underexposure to the strong performing Beta, Residual Volatility, and Momentum factors also weighed on performance. The remaining underperformance came from stock-specific issues.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,013,966	$1,043,197	$1,062,696
03/31/16	$1,017,120	$994,344	$1,072,987
06/30/16	$1,051,491	$1,026,571	$1,101,213
09/30/16	$1,078,768	$1,121,235	$1,149,641
12/31/16	$1,077,954	$1,161,266	$1,198,033
03/31/17	$1,190,144	$1,223,379	$1,266,840
06/30/17	$1,262,280	$1,277,072	$1,305,041
09/30/17	$1,303,044	$1,356,483	$1,364,699
12/31/17	$1,372,811	$1,418,680	$1,451,184
03/31/18	$1,406,761	$1,451,301	$1,441,831
06/30/18	$1,519,468	$1,556,267	$1,497,902
09/30/18	$1,640,070	$1,642,223	$1,604,611
12/31/18	$1,336,177	$1,286,630	$1,375,117
03/31/19	$1,625,749	$1,507,221	$1,568,230
06/30/19	$1,739,970	$1,548,639	$1,632,451
09/30/19	$1,727,914	$1,484,013	$1,651,428
12/31/19	$1,877,384	$1,653,108	$1,801,664
03/31/20	$1,458,703	$1,227,186	$1,425,123
06/30/20	$1,859,200	$1,602,509	$1,739,043
09/30/20	$2,062,735	$1,717,217	$1,899,164
12/31/20	$2,497,944	$2,225,617	$2,177,993
03/31/21	$2,521,351	$2,334,120	$2,316,228
06/30/21	$2,718,020	$2,425,559	$2,507,081
09/30/21	$2,816,654	$2,288,451	$2,504,531
12/31/21	$3,001,326	$2,288,708	$2,736,889
03/31/22	$2,601,149	$1,999,703	$2,592,425
06/30/22	$2,114,868	$1,614,674	$2,159,458
09/30/22	$2,080,820	$1,618,579	$2,063,049
12/31/22	$2,329,117	$1,685,462	$2,211,217
03/31/23	$2,512,604	$1,787,815	$2,369,989
06/30/23	$2,580,794	$1,913,901	$2,568,755
09/30/23	$2,486,235	$1,773,831	$2,485,173
12/31/23	$2,677,791	$1,999,942	$2,785,179
03/31/24	$2,825,615	$2,151,575	$3,064,236
06/30/24	$2,593,017	$2,088,767	$3,162,782
09/30/24	$2,882,043	$2,264,434	$3,359,794
12/31/24	$2,812,341	$2,303,019	$3,448,268
03/31/25	$2,692,867	$2,047,021	$3,285,443
06/30/25	$2,716,114	$2,291,959	$3,646,554
09/30/25	$2,480,109	$2,571,435	$3,944,703

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	(13.95%)	3.75%	9.51%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$4,949,433,665
# of Issuers	24
Portfolio Turnover Rate	1%Footnote Reference#
Total Advisory Fees Paid	$63,563,416
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Growth Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Arch Capital Group Ltd.	14.1%
MSCI, Inc.	13.5%
Kinsale Capital Group, Inc.	7.8%
CoStar Group, Inc.	7.6%
Choice Hotels International, Inc.	6.5%
Gartner, Inc.	6.4%
Primerica, Inc.	6.1%
Vail Resorts, Inc.	6.0%
Morningstar, Inc.	4.3%
FactSet Research Systems, Inc.	4.1%
Total	76.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	54.2%
Consumer Discretionary	17.1%
Real Estate	10.4%
Information Technology	10.1%
Health Care	6.2%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.0%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Annual Shareholder Report - September 30, 2025

Institutional: BGRIX

Annual Shareholder Report - September 30, 2025

Baron Growth Fund

R6: BGRUX

This annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$105Footnote Reference**	1.13%Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $8.
Footnote^	Includes interest expense of 0.09%.

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund underperformed due to a combination of stock selection and style-related headwinds. The Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. Underexposure to the strong performing Beta, Residual Volatility, and Momentum factors also weighed on performance. The remaining underperformance came from stock-specific issues.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,069,832	$5,215,983	$5,313,482
03/31/16	$5,086,387	$4,971,721	$5,364,935
06/30/16	$5,258,246	$5,132,854	$5,506,064
09/30/16	$5,393,841	$5,606,177	$5,748,204
12/31/16	$5,390,654	$5,806,328	$5,990,166
03/31/17	$5,950,722	$6,116,895	$6,334,199
06/30/17	$6,312,285	$6,385,358	$6,525,206
09/30/17	$6,515,221	$6,782,416	$6,823,494
12/31/17	$6,864,940	$7,093,398	$7,255,921
03/31/18	$7,034,688	$7,256,507	$7,209,154
06/30/18	$7,598,213	$7,781,337	$7,489,509
09/30/18	$8,201,215	$8,211,115	$8,023,055
12/31/18	$6,681,783	$6,433,151	$6,875,587
03/31/19	$8,129,608	$7,536,104	$7,841,152
06/30/19	$8,700,701	$7,743,194	$8,162,254
09/30/19	$8,640,419	$7,420,063	$8,257,140
12/31/19	$9,387,754	$8,265,538	$9,008,322
03/31/20	$7,294,405	$6,135,929	$7,125,613
06/30/20	$9,297,929	$8,012,543	$8,695,213
09/30/20	$10,314,480	$8,586,086	$9,495,821
12/31/20	$12,491,553	$11,128,082	$10,889,964
03/31/21	$12,608,586	$11,670,602	$11,581,140
06/30/21	$13,590,746	$12,127,794	$12,535,404
09/30/21	$14,085,044	$11,442,257	$12,522,655
12/31/21	$15,007,220	$11,443,538	$13,684,446
03/31/22	$13,006,422	$9,998,516	$12,962,124
06/30/22	$10,575,119	$8,073,371	$10,797,292
09/30/22	$10,404,891	$8,092,897	$10,315,243
12/31/22	$11,646,324	$8,427,312	$11,056,085
03/31/23	$12,563,716	$8,939,076	$11,849,945
06/30/23	$12,904,647	$9,569,507	$12,843,774
09/30/23	$12,431,877	$8,869,153	$12,425,866
12/31/23	$13,389,607	$9,999,712	$13,925,893
03/31/24	$14,128,691	$10,757,873	$15,321,182
06/30/24	$12,964,435	$10,443,837	$15,813,909
09/30/24	$14,409,490	$11,322,171	$16,798,972
12/31/24	$14,060,997	$11,515,095	$17,241,340
03/31/25	$13,463,658	$10,235,103	$16,427,217
06/30/25	$13,579,889	$11,459,797	$18,232,769
09/30/25	$12,399,925	$12,857,175	$19,723,513

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	(13.95%)	3.75%	9.51%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$4,949,433,665
# of Issuers	24
Portfolio Turnover Rate	1%Footnote Reference#
Total Advisory Fees Paid	$63,563,416
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Growth Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Arch Capital Group Ltd.	14.1%
MSCI, Inc.	13.5%
Kinsale Capital Group, Inc.	7.8%
CoStar Group, Inc.	7.6%
Choice Hotels International, Inc.	6.5%
Gartner, Inc.	6.4%
Primerica, Inc.	6.1%
Vail Resorts, Inc.	6.0%
Morningstar, Inc.	4.3%
FactSet Research Systems, Inc.	4.1%
Total	76.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	54.2%
Consumer Discretionary	17.1%
Real Estate	10.4%
Information Technology	10.1%
Health Care	6.2%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.0%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Growth Fund

Annual Shareholder Report - September 30, 2025

R6: BGRUX

Annual Shareholder Report - September 30, 2025

Baron Small Cap Fund

Retail: BSCFX

This annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$132	1.32%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. Most of the relative losses stemmed from style-related headwinds, as the Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. We believe this is indicative of the low-quality nature of the market rally late in the period, which is when most of the underperformance took place. The remaining underperformance was stock specific.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,403	$10,432	$10,627
03/31/16	$10,108	$9,943	$10,730
06/30/16	$10,606	$10,266	$11,012
09/30/16	$11,289	$11,212	$11,496
12/31/16	$11,437	$11,613	$11,980
03/31/17	$12,407	$12,234	$12,668
06/30/17	$13,237	$12,771	$13,050
09/30/17	$13,824	$13,565	$13,647
12/31/17	$14,540	$14,187	$14,512
03/31/18	$14,951	$14,513	$14,418
06/30/18	$15,905	$15,563	$14,979
09/30/18	$17,280	$16,422	$16,046
12/31/18	$13,466	$12,866	$13,751
03/31/19	$16,571	$15,072	$15,682
06/30/19	$17,381	$15,486	$16,325
09/30/19	$16,560	$14,840	$16,514
12/31/19	$18,112	$16,531	$18,017
03/31/20	$13,880	$12,272	$14,251
06/30/20	$18,827	$16,025	$17,390
09/30/20	$21,628	$17,172	$18,992
12/31/20	$25,417	$22,256	$21,780
03/31/21	$26,079	$23,341	$23,162
06/30/21	$27,722	$24,256	$25,071
09/30/21	$28,067	$22,885	$25,045
12/31/21	$29,364	$22,887	$27,369
03/31/22	$24,746	$19,997	$25,924
06/30/22	$20,129	$16,147	$21,595
09/30/22	$19,384	$16,186	$20,630
12/31/22	$20,195	$16,855	$22,112
03/31/23	$22,089	$17,878	$23,700
06/30/23	$23,500	$19,139	$25,688
09/30/23	$22,762	$17,738	$24,852
12/31/23	$25,623	$19,999	$27,852
03/31/24	$28,629	$21,516	$30,642
06/30/24	$26,766	$20,888	$31,628
09/30/24	$29,340	$22,644	$33,598
12/31/24	$29,025	$23,030	$34,483
03/31/25	$26,383	$20,470	$32,854
06/30/25	$29,102	$22,920	$36,466
09/30/25	$29,237	$25,714	$39,447

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	(0.35%)	6.21%	11.32%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$3,757,267,508
# of Issuers	58
Portfolio Turnover Rate	13%Footnote Reference#
Total Advisory Fees Paid	$41,285,261
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Small Cap Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Vertiv Holdings Co.	7.0%
Red Rock Resorts, Inc.	4.9%
Kinsale Capital Group, Inc.	4.8%
Guidewire Software, Inc.	4.6%
Planet Fitness, Inc.	3.2%
ICON plc	3.0%
SiteOne Landscape Supply, Inc.	3.0%
Gartner, Inc.	3.0%
Kratos Defense & Security Solutions, Inc.	2.9%
Houlihan Lokey, Inc.	2.7%
Total	39.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	31.3%
Information Technology	20.6%
Consumer Discretionary	16.3%
Financials	11.7%
Health Care	10.4%
Communication Services	5.9%
Consumer Staples	1.9%
Materials	0.9%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Annual Shareholder Report - September 30, 2025

Retail: BSCFX

Annual Shareholder Report - September 30, 2025

Baron Small Cap Fund

Institutional: BSFIX

This annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	1.06%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. Most of the relative losses stemmed from style-related headwinds, as the Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. We believe this is indicative of the low-quality nature of the market rally late in the period, which is when most of the underperformance took place. The remaining underperformance was stock specific.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,040,902	$1,043,197	$1,062,696
03/31/16	$1,012,319	$994,344	$1,072,987
06/30/16	$1,062,971	$1,026,571	$1,101,213
09/30/16	$1,132,075	$1,121,235	$1,149,641
12/31/16	$1,147,715	$1,161,266	$1,198,033
03/31/17	$1,245,851	$1,223,379	$1,266,840
06/30/17	$1,329,905	$1,277,072	$1,305,041
09/30/17	$1,389,756	$1,356,483	$1,364,699
12/31/17	$1,462,737	$1,418,680	$1,451,184
03/31/18	$1,504,601	$1,451,301	$1,441,831
06/30/18	$1,602,283	$1,556,267	$1,497,902
09/30/18	$1,741,829	$1,642,223	$1,604,611
12/31/18	$1,358,424	$1,286,630	$1,375,117
03/31/19	$1,673,121	$1,507,221	$1,568,230
06/30/19	$1,755,879	$1,548,639	$1,632,451
09/30/19	$1,673,666	$1,484,013	$1,651,428
12/31/19	$1,832,069	$1,653,108	$1,801,664
03/31/20	$1,404,527	$1,227,186	$1,425,123
06/30/20	$1,906,993	$1,602,509	$1,739,043
09/30/20	$2,191,823	$1,717,217	$1,899,164
12/31/20	$2,577,279	$2,225,617	$2,177,993
03/31/21	$2,646,059	$2,334,120	$2,316,228
06/30/21	$2,814,703	$2,425,559	$2,507,081
09/30/21	$2,851,739	$2,288,451	$2,504,531
12/31/21	$2,985,411	$2,288,708	$2,736,889
03/31/22	$2,517,256	$1,999,703	$2,592,425
06/30/22	$2,049,101	$1,614,674	$2,159,458
09/30/22	$1,974,521	$1,618,579	$2,063,049
12/31/22	$2,058,309	$1,685,462	$2,211,217
03/31/23	$2,252,635	$1,787,815	$2,369,989
06/30/23	$2,398,769	$1,913,901	$2,568,755
09/30/23	$2,324,148	$1,773,831	$2,485,173
12/31/23	$2,617,933	$1,999,942	$2,785,179
03/31/24	$2,927,055	$2,151,575	$3,064,236
06/30/24	$2,738,859	$2,088,767	$3,162,782
09/30/24	$3,003,936	$2,264,434	$3,359,794
12/31/24	$2,974,296	$2,303,019	$3,448,268
03/31/25	$2,704,477	$2,047,021	$3,285,443
06/30/25	$2,985,088	$2,291,959	$3,646,554
09/30/25	$3,001,277	$2,571,435	$3,944,703

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	(0.09%)	6.49%	11.62%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$3,757,267,508
# of Issuers	58
Portfolio Turnover Rate	13%Footnote Reference#
Total Advisory Fees Paid	$41,285,261
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Small Cap Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Vertiv Holdings Co.	7.0%
Red Rock Resorts, Inc.	4.9%
Kinsale Capital Group, Inc.	4.8%
Guidewire Software, Inc.	4.6%
Planet Fitness, Inc.	3.2%
ICON plc	3.0%
SiteOne Landscape Supply, Inc.	3.0%
Gartner, Inc.	3.0%
Kratos Defense & Security Solutions, Inc.	2.9%
Houlihan Lokey, Inc.	2.7%
Total	39.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	31.3%
Information Technology	20.6%
Consumer Discretionary	16.3%
Financials	11.7%
Health Care	10.4%
Communication Services	5.9%
Consumer Staples	1.9%
Materials	0.9%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Annual Shareholder Report - September 30, 2025

Institutional: BSFIX

Annual Shareholder Report - September 30, 2025

Baron Small Cap Fund

R6: BSCUX

This annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$106	1.06%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. Most of the relative losses stemmed from style-related headwinds, as the Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. We believe this is indicative of the low-quality nature of the market rally late in the period, which is when most of the underperformance took place. The remaining underperformance was stock specific.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,204,507	$5,215,983	$5,313,482
03/31/16	$5,061,596	$4,971,721	$5,364,935
06/30/16	$5,314,857	$5,132,854	$5,506,064
09/30/16	$5,660,377	$5,606,177	$5,748,204
12/31/16	$5,738,572	$5,806,328	$5,990,166
03/31/17	$6,229,256	$6,116,895	$6,334,199
06/30/17	$6,647,326	$6,385,358	$6,525,206
09/30/17	$6,946,577	$6,782,416	$6,823,494
12/31/17	$7,311,489	$7,093,398	$7,255,921
03/31/18	$7,523,308	$7,256,507	$7,209,154
06/30/18	$8,009,245	$7,781,337	$7,489,509
09/30/18	$8,707,001	$8,211,115	$8,023,055
12/31/18	$6,789,876	$6,433,151	$6,875,587
03/31/19	$8,363,472	$7,536,104	$7,841,152
06/30/19	$8,777,290	$7,743,194	$8,162,254
09/30/19	$8,366,195	$7,420,063	$8,257,140
12/31/19	$9,158,269	$8,265,538	$9,008,322
03/31/20	$7,020,349	$6,135,929	$7,125,613
06/30/20	$9,532,926	$8,012,543	$8,695,213
09/30/20	$10,957,215	$8,586,086	$9,495,821
12/31/20	$12,884,702	$11,128,082	$10,889,964
03/31/21	$13,228,647	$11,670,602	$11,581,140
06/30/21	$14,068,666	$12,127,794	$12,535,404
09/30/21	$14,253,867	$11,442,257	$12,522,655
12/31/21	$14,921,927	$11,443,538	$13,684,446
03/31/22	$12,584,491	$9,998,516	$12,962,124
06/30/22	$10,243,362	$8,073,371	$10,797,292
09/30/22	$9,870,406	$8,092,897	$10,315,243
12/31/22	$10,289,398	$8,427,312	$11,056,085
03/31/23	$11,261,196	$8,939,076	$11,849,945
06/30/23	$11,991,988	$9,569,507	$12,843,774
09/30/23	$11,618,818	$8,869,153	$12,425,866
12/31/23	$13,088,128	$9,999,712	$13,925,893
03/31/24	$14,634,033	$10,757,873	$15,321,182
06/30/24	$13,692,873	$10,443,837	$15,813,909
09/30/24	$15,014,502	$11,322,171	$16,798,972
12/31/24	$14,866,239	$11,515,095	$17,241,340
03/31/25	$13,516,807	$10,235,103	$16,427,217
06/30/25	$14,920,216	$11,459,797	$18,232,769
09/30/25	$15,001,182	$12,857,175	$19,723,513

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	(0.09%)	6.48%	11.61%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$3,757,267,508
# of Issuers	58
Portfolio Turnover Rate	13%Footnote Reference#
Total Advisory Fees Paid	$41,285,261
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Small Cap Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Vertiv Holdings Co.	7.0%
Red Rock Resorts, Inc.	4.9%
Kinsale Capital Group, Inc.	4.8%
Guidewire Software, Inc.	4.6%
Planet Fitness, Inc.	3.2%
ICON plc	3.0%
SiteOne Landscape Supply, Inc.	3.0%
Gartner, Inc.	3.0%
Kratos Defense & Security Solutions, Inc.	2.9%
Houlihan Lokey, Inc.	2.7%
Total	39.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	31.3%
Information Technology	20.6%
Consumer Discretionary	16.3%
Financials	11.7%
Health Care	10.4%
Communication Services	5.9%
Consumer Staples	1.9%
Materials	0.9%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Small Cap Fund

Annual Shareholder Report - September 30, 2025

R6: BSCUX

Annual Shareholder Report - September 30, 2025

Baron Opportunity Fund

Retail: BIOPX

This annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$149	1.31%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to outperform due to strong stock selection outside of the Magnificent Seven from various holdings in the Consumer Discretionary, Information Technology, and Industrials sectors. Style biases also contributed to the Fund’s outperformance, with the principal drivers being higher exposure to the strong performing Residual Volatility, Beta, Momentum, and Growth factors.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 3000 Growth Index	S&P 500 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,770	$10,709	$10,704
03/31/16	$9,929	$10,745	$10,849
06/30/16	$10,259	$10,831	$11,115
09/30/16	$10,919	$11,364	$11,543
12/31/16	$10,249	$11,501	$11,984
03/31/17	$11,787	$12,494	$12,711
06/30/17	$13,135	$13,075	$13,104
09/30/17	$13,575	$13,850	$13,691
12/31/17	$14,400	$14,903	$14,601
03/31/18	$15,722	$15,124	$14,490
06/30/18	$17,297	$16,013	$14,988
09/30/18	$18,653	$17,435	$16,143
12/31/18	$15,560	$14,588	$13,961
03/31/19	$18,882	$16,948	$15,866
06/30/19	$20,036	$17,711	$16,549
09/30/19	$19,122	$17,906	$16,830
12/31/19	$21,829	$19,817	$18,356
03/31/20	$20,359	$16,874	$14,759
06/30/20	$28,434	$21,597	$17,791
09/30/20	$33,512	$24,374	$19,380
12/31/20	$41,202	$27,399	$21,734
03/31/21	$41,542	$27,726	$23,076
06/30/21	$45,721	$30,881	$25,049
09/30/21	$44,764	$31,095	$25,194
12/31/21	$46,150	$34,481	$27,973
03/31/22	$38,730	$31,291	$26,686
06/30/22	$28,264	$24,774	$22,389
09/30/22	$27,583	$23,939	$21,296
12/31/22	$26,322	$24,493	$22,907
03/31/23	$31,020	$27,886	$24,624
06/30/23	$36,063	$31,364	$26,777
09/30/23	$34,222	$30,315	$25,900
12/31/23	$39,366	$34,587	$28,928
03/31/24	$45,369	$38,470	$31,982
06/30/24	$47,344	$41,469	$33,352
09/30/24	$49,230	$42,886	$35,315
12/31/24	$55,068	$45,813	$36,166
03/31/25	$48,455	$41,234	$34,621
06/30/25	$59,695	$48,471	$38,409
09/30/25	$62,896	$53,518	$41,530

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	27.76%	13.42%	20.19%
Russell 3000 Growth Index	24.79%	17.03%	18.26%
S&P 500 Index	17.60%	16.47%	15.30%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,759,298,654
# of Issuers	48
Portfolio Turnover Rate	30%Footnote Reference#
Total Advisory Fees Paid	$15,352,093
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Opportunity Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	13.2%
Microsoft Corporation	7.5%
Broadcom, Inc.	6.4%
Amazon.com, Inc.	6.1%
Tesla, Inc.	6.0%
Spotify Technology SA	4.9%
Meta Platforms, Inc.	4.6%
Space Exploration Technologies Corp.	4.5%
Eli Lilly & Co.	2.5%
Argenx SE	2.4%
Total	58.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.1%
Consumer Discretionary	14.0%
Communication Services	12.2%
Health Care	9.2%
Industrials	5.1%
Financials	4.9%
Real Estate	2.2%
Consumer Staples	0.5%
Unclassified	0.2%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Annual Shareholder Report - September 30, 2025

Retail: BIOPX

Annual Shareholder Report - September 30, 2025

Baron Opportunity Fund

Institutional: BIOIX

This annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$120	1.05%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to outperform due to strong stock selection outside of the Magnificent Seven from various holdings in the Consumer Discretionary, Information Technology, and Industrials sectors. Style biases also contributed to the Fund’s outperformance, with the principal drivers being higher exposure to the strong performing Residual Volatility, Beta, Momentum, and Growth factors.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 3000 Growth Index	S&P 500 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,077,247	$1,070,884	$1,070,425
03/31/16	$993,602	$1,074,493	$1,084,853
06/30/16	$1,027,821	$1,083,087	$1,111,490
09/30/16	$1,094,356	$1,136,412	$1,154,304
12/31/16	$1,028,095	$1,150,063	$1,198,447
03/31/17	$1,183,238	$1,249,352	$1,271,147
06/30/17	$1,319,078	$1,307,487	$1,310,403
09/30/17	$1,364,120	$1,384,982	$1,369,114
12/31/17	$1,448,367	$1,490,333	$1,460,087
03/31/18	$1,581,683	$1,512,437	$1,449,004
06/30/18	$1,742,155	$1,601,261	$1,498,761
09/30/18	$1,878,762	$1,743,501	$1,614,326
12/31/18	$1,569,320	$1,458,752	$1,396,074
03/31/19	$1,905,234	$1,694,769	$1,586,608
06/30/19	$2,023,234	$1,771,068	$1,654,893
09/30/19	$1,931,073	$1,790,616	$1,682,998
12/31/19	$2,206,535	$1,981,661	$1,835,646
03/31/20	$2,059,802	$1,687,352	$1,475,896
06/30/20	$2,879,293	$2,159,701	$1,779,095
09/30/20	$3,395,167	$2,437,422	$1,937,955
12/31/20	$4,176,630	$2,739,885	$2,173,384
03/31/21	$4,213,319	$2,772,554	$2,307,588
06/30/21	$4,640,700	$3,088,065	$2,504,861
09/30/21	$4,546,498	$3,109,515	$2,519,440
12/31/21	$4,690,138	$3,448,113	$2,797,262
03/31/22	$3,938,774	$3,129,080	$2,668,629
06/30/22	$2,877,018	$2,477,394	$2,238,949
09/30/22	$2,808,517	$2,393,925	$2,129,630
12/31/22	$2,681,149	$2,449,335	$2,290,653
03/31/23	$3,162,793	$2,788,597	$2,462,384
06/30/23	$3,678,687	$3,136,414	$2,677,651
09/30/23	$3,493,521	$3,031,513	$2,590,000
12/31/23	$4,021,189	$3,458,692	$2,892,812
03/31/24	$4,637,693	$3,846,970	$3,198,175
06/30/24	$4,843,194	$4,146,862	$3,335,177
09/30/24	$5,039,062	$4,288,615	$3,531,504
12/31/24	$5,639,811	$4,581,293	$3,616,584
03/31/25	$4,964,866	$4,123,362	$3,462,079
06/30/25	$6,120,318	$4,847,074	$3,840,912
09/30/25	$6,453,320	$5,351,808	$4,152,968

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	28.07%	13.71%	20.50%
Russell 3000 Growth Index	24.79%	17.03%	18.26%
S&P 500 Index	17.60%	16.47%	15.30%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,759,298,654
# of Issuers	48
Portfolio Turnover Rate	30%Footnote Reference#
Total Advisory Fees Paid	$15,352,093
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Opportunity Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	13.2%
Microsoft Corporation	7.5%
Broadcom, Inc.	6.4%
Amazon.com, Inc.	6.1%
Tesla, Inc.	6.0%
Spotify Technology SA	4.9%
Meta Platforms, Inc.	4.6%
Space Exploration Technologies Corp.	4.5%
Eli Lilly & Co.	2.5%
Argenx SE	2.4%
Total	58.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.1%
Consumer Discretionary	14.0%
Communication Services	12.2%
Health Care	9.2%
Industrials	5.1%
Financials	4.9%
Real Estate	2.2%
Consumer Staples	0.5%
Unclassified	0.2%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Annual Shareholder Report - September 30, 2025

Institutional: BIOIX

Annual Shareholder Report - September 30, 2025

Baron Opportunity Fund

R6: BIOUX

This annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$119	1.04%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to outperform due to strong stock selection outside of the Magnificent Seven from various holdings in the Consumer Discretionary, Information Technology, and Industrials sectors. Style biases also contributed to the Fund’s outperformance, with the principal drivers being higher exposure to the strong performing Residual Volatility, Beta, Momentum, and Growth factors.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 3000 Growth Index	S&P 500 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,386,236	$5,354,418	$5,352,126
03/31/16	$4,968,010	$5,372,465	$5,424,266
06/30/16	$5,139,103	$5,415,435	$5,557,452
09/30/16	$5,474,950	$5,682,058	$5,771,518
12/31/16	$5,140,474	$5,750,313	$5,992,236
03/31/17	$5,919,767	$6,246,762	$6,355,734
06/30/17	$6,598,967	$6,537,434	$6,552,013
09/30/17	$6,824,175	$6,924,908	$6,845,570
12/31/17	$7,245,407	$7,451,663	$7,300,437
03/31/18	$7,916,050	$7,562,184	$7,245,019
06/30/18	$8,718,352	$8,006,304	$7,493,803
09/30/18	$9,401,338	$8,717,506	$8,071,632
12/31/18	$7,849,968	$7,293,759	$6,980,368
03/31/19	$9,533,642	$8,473,844	$7,933,040
06/30/19	$10,123,574	$8,855,338	$8,274,466
09/30/19	$9,667,130	$8,953,078	$8,414,991
12/31/19	$11,039,645	$9,908,304	$9,178,232
03/31/20	$10,310,742	$8,436,758	$7,379,481
06/30/20	$14,407,359	$10,798,506	$8,895,473
09/30/20	$16,986,198	$12,187,108	$9,689,777
12/31/20	$20,902,110	$13,699,427	$10,866,920
03/31/21	$21,085,505	$13,862,768	$11,537,938
06/30/21	$23,221,813	$15,440,325	$12,524,306
09/30/21	$22,750,933	$15,547,574	$12,597,201
12/31/21	$23,468,623	$17,240,567	$13,986,309
03/31/22	$19,713,215	$15,645,399	$13,343,146
06/30/22	$14,395,729	$12,386,969	$11,194,747
09/30/22	$14,053,356	$11,969,626	$10,648,148
12/31/22	$13,416,756	$12,246,675	$11,453,264
03/31/23	$15,824,068	$13,942,983	$12,311,921
06/30/23	$18,407,917	$15,682,069	$13,388,256
09/30/23	$17,477,089	$15,157,563	$12,950,000
12/31/23	$20,119,784	$17,293,461	$14,464,059
03/31/24	$23,201,144	$19,234,849	$15,990,877
06/30/24	$24,228,264	$20,734,312	$16,675,887
09/30/24	$25,212,587	$21,443,073	$17,657,521
12/31/24	$28,220,615	$22,906,464	$18,082,920
03/31/25	$24,841,737	$20,616,809	$17,310,394
06/30/25	$30,627,717	$24,235,371	$19,204,562
09/30/25	$32,292,024	$26,759,041	$20,764,838

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	28.08%	13.71%	20.51%
Russell 3000 Growth Index	24.79%	17.03%	18.26%
S&P 500 Index	17.60%	16.47%	15.30%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$1,759,298,654
# of Issuers	48
Portfolio Turnover Rate	30%Footnote Reference#
Total Advisory Fees Paid	$15,352,093
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Opportunity Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	13.2%
Microsoft Corporation	7.5%
Broadcom, Inc.	6.4%
Amazon.com, Inc.	6.1%
Tesla, Inc.	6.0%
Spotify Technology SA	4.9%
Meta Platforms, Inc.	4.6%
Space Exploration Technologies Corp.	4.5%
Eli Lilly & Co.	2.5%
Argenx SE	2.4%
Total	58.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.1%
Consumer Discretionary	14.0%
Communication Services	12.2%
Health Care	9.2%
Industrials	5.1%
Financials	4.9%
Real Estate	2.2%
Consumer Staples	0.5%
Unclassified	0.2%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Opportunity Fund

Annual Shareholder Report - September 30, 2025

R6: BIOUX

Annual Shareholder Report - September 30, 2025

Baron Fifth Avenue Growth Fund

Retail: BFTHX

This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$114	1.00%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to modestly outperform largely due to solid stock selection from non-Magnificent Seven holdings in the Information Technology, Health Care, and Industrials sectors. The Fund also benefited from style-related tailwinds, specifically lower exposure to the poor performing Earnings Quality factor and higher exposure to the strong performing Beta and Residual Volatility factors.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 1000 Growth Index	S&P 500 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,934	$10,732	$10,704
03/31/16	$10,390	$10,811	$10,849
06/30/16	$10,390	$10,878	$11,115
09/30/16	$11,443	$11,376	$11,543
12/31/16	$10,710	$11,491	$11,984
03/31/17	$12,330	$12,515	$12,711
06/30/17	$13,377	$13,099	$13,104
09/30/17	$14,216	$13,872	$13,691
12/31/17	$15,062	$14,963	$14,601
03/31/18	$16,168	$15,175	$14,490
06/30/18	$17,315	$16,048	$14,988
09/30/18	$18,344	$17,520	$16,143
12/31/18	$15,228	$14,736	$13,961
03/31/19	$18,066	$17,109	$15,866
06/30/19	$19,249	$17,903	$16,549
09/30/19	$18,983	$18,169	$16,830
12/31/19	$20,400	$20,099	$18,356
03/31/20	$18,452	$17,265	$14,759
06/30/20	$25,430	$22,071	$17,791
09/30/20	$28,390	$24,989	$19,380
12/31/20	$30,686	$27,836	$21,734
03/31/21	$30,185	$28,098	$23,076
06/30/21	$34,330	$31,451	$25,049
09/30/21	$33,822	$31,815	$25,194
12/31/21	$34,038	$35,517	$27,973
03/31/22	$26,869	$32,306	$26,686
06/30/22	$18,648	$25,547	$22,389
09/30/22	$18,100	$24,628	$21,296
12/31/22	$16,808	$25,169	$22,907
03/31/23	$20,103	$28,784	$24,624
06/30/23	$23,303	$32,472	$26,777
09/30/23	$22,478	$31,455	$25,900
12/31/23	$26,422	$35,910	$28,928
03/31/24	$29,736	$40,009	$31,982
06/30/24	$31,411	$43,344	$33,352
09/30/24	$32,514	$44,726	$35,315
12/31/24	$36,297	$47,888	$36,166
03/31/25	$31,410	$43,115	$34,621
06/30/25	$39,217	$50,806	$38,409
09/30/25	$41,483	$56,146	$41,530

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	27.58%	7.88%	15.29%
Russell 1000 Growth Index	25.53%	17.58%	18.83%
S&P 500 Index	17.60%	16.47%	15.30%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$762,724,353
# of Issuers	31
Portfolio Turnover Rate	19%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$4,900,757
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Fifth Avenue Growth Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	12.7%
Meta Platforms, Inc.	8.6%
Amazon.com, Inc.	8.2%
Shopify, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Alphabet, Inc.	4.9%
Tesla, Inc.	4.3%
MercadoLibre, Inc.	4.3%
Cloudflare, Inc.	3.8%
KKR & Co., Inc.	3.3%
Total	60.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.0%
Consumer Discretionary	19.5%
Communication Services	14.5%
Health Care	8.6%
Financials	7.1%
Industrials	1.5%
Cash and Cash Equivalents	4.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Annual Shareholder Report - September 30, 2025

Retail: BFTHX

Annual Shareholder Report - September 30, 2025

Baron Fifth Avenue Growth Fund

Institutional: BFTIX

This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$85	0.75%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to modestly outperform largely due to solid stock selection from non-Magnificent Seven holdings in the Information Technology, Health Care, and Industrials sectors. The Fund also benefited from style-related tailwinds, specifically lower exposure to the poor performing Earnings Quality factor and higher exposure to the strong performing Beta and Residual Volatility factors.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 1000 Growth Index	S&P 500 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,094,152	$1,073,176	$1,070,425
03/31/16	$1,040,351	$1,081,136	$1,084,853
06/30/16	$1,041,520	$1,087,775	$1,111,490
09/30/16	$1,147,368	$1,137,611	$1,154,304
12/31/16	$1,074,854	$1,149,109	$1,198,447
03/31/17	$1,238,012	$1,251,482	$1,271,147
06/30/17	$1,343,860	$1,309,933	$1,310,403
09/30/17	$1,429,240	$1,387,209	$1,369,114
12/31/17	$1,515,205	$1,496,290	$1,460,087
03/31/18	$1,627,485	$1,517,470	$1,449,004
06/30/18	$1,744,444	$1,604,819	$1,498,761
09/30/18	$1,849,123	$1,751,987	$1,614,326
12/31/18	$1,536,257	$1,473,640	$1,396,074
03/31/19	$1,823,392	$1,710,914	$1,586,608
06/30/19	$1,943,860	$1,790,304	$1,654,893
09/30/19	$1,918,129	$1,816,928	$1,682,998
12/31/19	$2,062,393	$2,009,889	$1,835,646
03/31/20	$1,866,806	$1,726,512	$1,475,896
06/30/20	$2,574,531	$2,207,146	$1,779,095
09/30/20	$2,875,903	$2,498,863	$1,937,955
12/31/20	$3,110,257	$2,783,562	$2,173,384
03/31/21	$3,061,291	$2,809,784	$2,307,588
06/30/21	$3,484,455	$3,145,123	$2,504,861
09/30/21	$3,434,885	$3,181,487	$2,519,440
12/31/21	$3,459,333	$3,551,732	$2,797,262
03/31/22	$2,732,232	$3,230,612	$2,668,629
06/30/22	$1,897,435	$2,554,672	$2,238,949
09/30/22	$1,842,653	$2,462,797	$2,129,630
12/31/22	$1,712,547	$2,516,861	$2,290,653
03/31/23	$2,049,329	$2,878,423	$2,462,384
06/30/23	$2,377,396	$3,247,163	$2,677,651
09/30/23	$2,294,601	$3,145,514	$2,590,000
12/31/23	$2,698,616	$3,591,014	$2,892,812
03/31/24	$3,039,133	$4,000,907	$3,198,175
06/30/24	$3,212,815	$4,334,375	$3,335,177
09/30/24	$3,327,359	$4,472,606	$3,531,504
12/31/24	$3,717,413	$4,788,845	$3,616,584
03/31/25	$3,218,331	$4,311,506	$3,462,079
06/30/25	$4,020,876	$5,080,619	$3,840,912
09/30/25	$4,250,980	$5,614,582	$4,152,968

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	27.76%	8.13%	15.57%
Russell 1000 Growth Index	25.53%	17.58%	18.83%
S&P 500 Index	17.60%	16.47%	15.30%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$762,724,353
# of Issuers	31
Portfolio Turnover Rate	19%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$4,900,757
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Fifth Avenue Growth Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	12.7%
Meta Platforms, Inc.	8.6%
Amazon.com, Inc.	8.2%
Shopify, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Alphabet, Inc.	4.9%
Tesla, Inc.	4.3%
MercadoLibre, Inc.	4.3%
Cloudflare, Inc.	3.8%
KKR & Co., Inc.	3.3%
Total	60.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.0%
Consumer Discretionary	19.5%
Communication Services	14.5%
Health Care	8.6%
Financials	7.1%
Industrials	1.5%
Cash and Cash Equivalents	4.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Annual Shareholder Report - September 30, 2025

Institutional: BFTIX

Annual Shareholder Report - September 30, 2025

Baron Fifth Avenue Growth Fund

R6: BFTUX

This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$85	0.75%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to modestly outperform largely due to solid stock selection from non-Magnificent Seven holdings in the Information Technology, Health Care, and Industrials sectors. The Fund also benefited from style-related tailwinds, specifically lower exposure to the poor performing Earnings Quality factor and higher exposure to the strong performing Beta and Residual Volatility factors.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 1000 Growth Index	S&P 500 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,470,760	$5,365,880	$5,352,126
03/31/16	$5,201,754	$5,405,679	$5,424,266
06/30/16	$5,207,602	$5,438,873	$5,557,452
09/30/16	$5,739,766	$5,688,057	$5,771,518
12/31/16	$5,374,269	$5,745,544	$5,992,236
03/31/17	$6,192,982	$6,257,408	$6,355,734
06/30/17	$6,722,222	$6,549,665	$6,552,013
09/30/17	$7,149,123	$6,936,047	$6,845,570
12/31/17	$7,578,947	$7,481,450	$7,300,437
03/31/18	$8,140,351	$7,587,350	$7,245,019
06/30/18	$8,725,146	$8,024,097	$7,493,803
09/30/18	$9,248,538	$8,759,935	$8,071,632
12/31/18	$7,684,211	$7,368,200	$6,980,368
03/31/19	$9,119,883	$8,554,569	$7,933,040
06/30/19	$9,722,222	$8,951,518	$8,274,466
09/30/19	$9,593,567	$9,084,639	$8,414,991
12/31/19	$10,317,897	$10,049,446	$9,178,232
03/31/20	$9,336,959	$8,632,558	$7,379,481
06/30/20	$12,878,564	$11,035,732	$8,895,473
09/30/20	$14,385,415	$12,494,315	$9,689,777
12/31/20	$15,557,175	$13,917,808	$10,866,920
03/31/21	$15,312,347	$14,048,918	$11,537,938
06/30/21	$17,428,147	$15,725,616	$12,524,306
09/30/21	$17,180,296	$15,907,436	$12,597,201
12/31/21	$17,302,541	$17,758,660	$13,986,309
03/31/22	$13,667,109	$16,153,060	$13,343,146
06/30/22	$9,490,097	$12,773,362	$11,194,747
09/30/22	$9,216,195	$12,313,987	$10,648,148
12/31/22	$8,559,451	$12,584,306	$11,453,264
03/31/23	$10,246,441	$14,392,114	$12,311,921
06/30/23	$11,883,631	$16,235,815	$13,388,256
09/30/23	$11,472,777	$15,727,568	$12,950,000
12/31/23	$13,492,808	$17,955,068	$14,464,059
03/31/24	$15,192,248	$20,004,537	$15,990,877
06/30/24	$16,060,643	$21,671,874	$16,675,887
09/30/24	$16,633,348	$22,363,032	$17,657,521
12/31/24	$18,580,467	$23,944,225	$18,082,920
03/31/25	$16,088,233	$21,557,532	$17,310,394
06/30/25	$20,097,751	$25,403,094	$19,204,562
09/30/25	$21,273,333	$28,072,912	$20,764,838

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	27.90%	8.14%	15.58%
Russell 1000 Growth Index	25.53%	17.58%	18.83%
S&P 500 Index	17.60%	16.47%	15.30%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$762,724,353
# of Issuers	31
Portfolio Turnover Rate	19%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$4,900,757
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Fifth Avenue Growth Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	12.7%
Meta Platforms, Inc.	8.6%
Amazon.com, Inc.	8.2%
Shopify, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Alphabet, Inc.	4.9%
Tesla, Inc.	4.3%
MercadoLibre, Inc.	4.3%
Cloudflare, Inc.	3.8%
KKR & Co., Inc.	3.3%
Total	60.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.0%
Consumer Discretionary	19.5%
Communication Services	14.5%
Health Care	8.6%
Financials	7.1%
Industrials	1.5%
Cash and Cash Equivalents	4.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Fifth Avenue Growth Fund

Annual Shareholder Report - September 30, 2025

R6: BFTUX

Annual Shareholder Report - September 30, 2025

Baron Discovery Fund

Retail: BDFFX

This annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$144	1.33%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund outperformed over the first nine months before giving back a portion of the gains in the September quarter. Stock selection was the reason for the outperformance, with most of the strength coming from investments in Industrials and Communication Services. These gains were partly offset style-related headwinds owing to the “lower quality” nature of the market rally late in the period.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmarks

	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,144	$10,432	$10,627
03/31/16	$9,712	$9,943	$10,730
06/30/16	$10,696	$10,266	$11,012
09/30/16	$12,324	$11,212	$11,496
12/31/16	$12,315	$11,613	$11,980
03/31/17	$13,749	$12,234	$12,668
06/30/17	$15,340	$12,771	$13,050
09/30/17	$16,150	$13,565	$13,647
12/31/17	$16,689	$14,187	$14,512
03/31/18	$16,468	$14,513	$14,418
06/30/18	$19,228	$15,563	$14,979
09/30/18	$21,878	$16,422	$16,046
12/31/18	$16,760	$12,866	$13,751
03/31/19	$20,044	$15,072	$15,682
06/30/19	$20,253	$15,486	$16,325
09/30/19	$19,260	$14,840	$16,514
12/31/19	$21,194	$16,531	$18,017
03/31/20	$16,961	$12,272	$14,251
06/30/20	$23,579	$16,025	$17,390
09/30/20	$27,991	$17,172	$18,992
12/31/20	$35,121	$22,256	$21,780
03/31/21	$37,722	$23,341	$23,162
06/30/21	$39,983	$24,256	$25,071
09/30/21	$37,958	$22,885	$25,045
12/31/21	$36,747	$22,887	$27,369
03/31/22	$30,726	$19,997	$25,924
06/30/22	$23,745	$16,147	$21,595
09/30/22	$23,734	$16,186	$20,630
12/31/22	$23,777	$16,855	$22,112
03/31/23	$26,431	$17,878	$23,700
06/30/23	$27,347	$19,139	$25,688
09/30/23	$25,877	$17,738	$24,852
12/31/23	$29,074	$19,999	$27,852
03/31/24	$30,385	$21,516	$30,642
06/30/24	$27,987	$20,888	$31,628
09/30/24	$31,770	$22,644	$33,598
12/31/24	$33,710	$23,030	$34,483
03/31/25	$31,610	$20,470	$32,854
06/30/25	$36,257	$22,920	$36,466
09/30/25	$37,259	$25,714	$39,447

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Retail	17.28%	5.89%	14.06%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,900,687,203
# of Issuers	57
Portfolio Turnover Rate	41%Footnote Reference#
Total Advisory Fees Paid	$16,768,319
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Discovery Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Exact Sciences Corp.	3.8%
Mercury Systems, Inc.	3.7%
Liberty Media Corporation-Liberty Live Cl C	3.6%
Karman Holdings, Inc.	3.2%
Kratos Defense & Security Solutions, Inc.	3.0%
DraftKings, Inc.	2.7%
Loar Holdings, Inc.	2.6%
Dynatrace, Inc.	2.5%
Advanced Energy Industries, Inc.	2.5%
Wynn Resorts Ltd.	2.4%
Total	29.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.8%
Industrials	21.1%
Health Care	18.5%
Consumer Discretionary	13.0%
Financials	4.7%
Communication Services	4.5%
Consumer Staples	1.8%
Real Estate	0.9%
Materials	0.8%
Cash and Cash Equivalents	4.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Annual Shareholder Report - September 30, 2025

Retail: BDFFX

Annual Shareholder Report - September 30, 2025

Baron Discovery Fund

Institutional: BDFIX

This annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	1.05%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund outperformed over the first nine months before giving back a portion of the gains in the September quarter. Stock selection was the reason for the outperformance, with most of the strength coming from investments in Industrials and Communication Services. These gains were partly offset style-related headwinds owing to the “lower quality” nature of the market rally late in the period.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmarks

	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,015,206	$1,043,197	$1,062,696
03/31/16	$972,272	$994,344	$1,072,987
06/30/16	$1,071,038	$1,026,571	$1,101,213
09/30/16	$1,235,813	$1,121,235	$1,149,641
12/31/16	$1,235,813	$1,161,266	$1,198,033
03/31/17	$1,380,449	$1,223,379	$1,266,840
06/30/17	$1,540,647	$1,277,072	$1,305,041
09/30/17	$1,623,950	$1,356,483	$1,364,699
12/31/17	$1,678,664	$1,418,680	$1,451,184
03/31/18	$1,657,566	$1,451,301	$1,441,831
06/30/18	$1,936,426	$1,556,267	$1,497,902
09/30/18	$2,204,279	$1,642,223	$1,604,611
12/31/18	$1,689,353	$1,286,630	$1,375,117
03/31/19	$2,022,479	$1,507,221	$1,568,230
06/30/19	$2,044,226	$1,548,639	$1,632,451
09/30/19	$1,945,376	$1,484,013	$1,651,428
12/31/19	$2,142,969	$1,653,108	$1,801,664
03/31/20	$1,715,365	$1,227,186	$1,425,123
06/30/20	$2,386,465	$1,602,509	$1,739,043
09/30/20	$2,835,846	$1,717,217	$1,899,164
12/31/20	$3,560,074	$2,225,617	$2,177,993
03/31/21	$3,826,133	$2,334,120	$2,316,228
06/30/21	$4,058,423	$2,425,559	$2,507,081
09/30/21	$3,854,786	$2,288,451	$2,504,531
12/31/21	$3,734,245	$2,288,708	$2,736,889
03/31/22	$3,125,654	$1,999,703	$2,592,425
06/30/22	$2,417,399	$1,614,674	$2,159,458
09/30/22	$2,417,399	$1,618,579	$2,063,049
12/31/22	$2,422,700	$1,685,462	$2,211,217
03/31/23	$2,694,127	$1,787,815	$2,369,989
06/30/23	$2,790,611	$1,913,901	$2,568,755
09/30/23	$2,641,114	$1,773,831	$2,485,173
12/31/23	$2,969,796	$1,999,942	$2,785,179
03/31/24	$3,105,509	$2,151,575	$3,064,236
06/30/24	$2,863,769	$2,088,767	$3,162,782
09/30/24	$3,251,826	$2,264,434	$3,359,794
12/31/24	$3,453,275	$2,303,019	$3,448,268
03/31/25	$3,240,163	$2,047,021	$3,285,443
06/30/25	$3,718,341	$2,291,959	$3,646,554
09/30/25	$3,824,367	$2,571,435	$3,944,703

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional	17.61%	6.16%	14.36%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,900,687,203
# of Issuers	57
Portfolio Turnover Rate	41%Footnote Reference#
Total Advisory Fees Paid	$16,768,319
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Discovery Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Exact Sciences Corp.	3.8%
Mercury Systems, Inc.	3.7%
Liberty Media Corporation-Liberty Live Cl C	3.6%
Karman Holdings, Inc.	3.2%
Kratos Defense & Security Solutions, Inc.	3.0%
DraftKings, Inc.	2.7%
Loar Holdings, Inc.	2.6%
Dynatrace, Inc.	2.5%
Advanced Energy Industries, Inc.	2.5%
Wynn Resorts Ltd.	2.4%
Total	29.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.8%
Industrials	21.1%
Health Care	18.5%
Consumer Discretionary	13.0%
Financials	4.7%
Communication Services	4.5%
Consumer Staples	1.8%
Real Estate	0.9%
Materials	0.8%
Cash and Cash Equivalents	4.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Annual Shareholder Report - September 30, 2025

Institutional: BDFIX

Annual Shareholder Report - September 30, 2025

Baron Discovery Fund

R6: BDFUX

This annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$114	1.05%

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund outperformed over the first nine months before giving back a portion of the gains in the September quarter. Stock selection was the reason for the outperformance, with most of the strength coming from investments in Industrials and Communication Services. These gains were partly offset style-related headwinds owing to the “lower quality” nature of the market rally late in the period.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmarks

	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,076,029	$5,215,983	$5,313,482
03/31/16	$4,861,360	$4,971,721	$5,364,935
06/30/16	$5,355,189	$5,132,854	$5,506,064
09/30/16	$6,179,064	$5,606,177	$5,748,204
12/31/16	$6,179,064	$5,806,328	$5,990,166
03/31/17	$6,902,244	$6,116,895	$6,334,199
06/30/17	$7,703,233	$6,385,358	$6,525,206
09/30/17	$8,119,748	$6,782,416	$6,823,494
12/31/17	$8,394,419	$7,093,398	$7,255,921
03/31/18	$8,288,915	$7,256,507	$7,209,154
06/30/18	$9,683,398	$7,781,337	$7,489,509
09/30/18	$11,022,835	$8,211,115	$8,023,055
12/31/18	$8,447,873	$6,433,151	$6,875,587
03/31/19	$10,113,720	$7,536,104	$7,841,152
06/30/19	$10,222,470	$7,743,194	$8,162,254
09/30/19	$9,728,153	$7,420,063	$8,257,140
12/31/19	$10,716,246	$8,265,538	$9,008,322
03/31/20	$8,582,897	$6,135,929	$7,125,613
06/30/20	$11,933,889	$8,012,543	$8,695,213
09/30/20	$14,181,084	$8,586,086	$9,495,821
12/31/20	$17,807,631	$11,128,082	$10,889,964
03/31/21	$19,138,087	$11,670,602	$11,581,140
06/30/21	$20,294,559	$12,127,794	$12,535,404
09/30/21	$19,281,366	$11,442,257	$12,522,655
12/31/21	$18,678,776	$11,443,538	$13,684,446
03/31/22	$15,630,154	$9,998,516	$12,962,124
06/30/22	$12,088,450	$8,073,371	$10,797,292
09/30/22	$12,088,450	$8,092,897	$10,315,243
12/31/22	$12,114,960	$8,427,312	$11,056,085
03/31/23	$13,477,562	$8,939,076	$11,849,945
06/30/23	$13,954,737	$9,569,507	$12,843,774
09/30/23	$13,212,464	$8,869,153	$12,425,866
12/31/23	$14,850,767	$9,999,712	$13,925,893
03/31/24	$15,529,417	$10,757,873	$15,321,182
06/30/24	$14,320,572	$10,443,837	$15,813,909
09/30/24	$16,261,086	$11,322,171	$16,798,972
12/31/24	$17,268,457	$11,515,095	$17,241,340
03/31/25	$16,202,765	$10,235,103	$16,427,217
06/30/25	$18,599,247	$11,459,797	$18,232,769
09/30/25	$19,129,442	$12,857,175	$19,723,513

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
R6	17.64%	6.17%	14.36%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser may waive or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

Key Fund Statistics

Total Net Assets	$1,900,687,203
# of Issuers	57
Portfolio Turnover Rate	41%Footnote Reference#
Total Advisory Fees Paid	$16,768,319
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Baron Discovery Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Exact Sciences Corp.	3.8%
Mercury Systems, Inc.	3.7%
Liberty Media Corporation-Liberty Live Cl C	3.6%
Karman Holdings, Inc.	3.2%
Kratos Defense & Security Solutions, Inc.	3.0%
DraftKings, Inc.	2.7%
Loar Holdings, Inc.	2.6%
Dynatrace, Inc.	2.5%
Advanced Energy Industries, Inc.	2.5%
Wynn Resorts Ltd.	2.4%
Total	29.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.8%
Industrials	21.1%
Health Care	18.5%
Consumer Discretionary	13.0%
Financials	4.7%
Communication Services	4.5%
Consumer Staples	1.8%
Real Estate	0.9%
Materials	0.8%
Cash and Cash Equivalents	4.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Discovery Fund

Annual Shareholder Report - September 30, 2025

R6: BDFUX

Annual Shareholder Report - September 30, 2025

Baron Durable Advantage Fund

Retail: BDAFX

This annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$103	0.95%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. The Fund was unable to distance itself from the benchmark because favorable impacts from active sector weights were offset by disappointing stock selection. The Fund benefited from being underexposed to the lagging Health Care, Consumer Staples, Materials, and Energy sectors. Stock selection was negative overall because standout performance in Information Technology and Real Estate was undone by weakness in the Financials, Health Care, Industrials, and Consumer Discretionary sectors.

Comparison of the Change in Value of $10,000 Investment in the Fund in Relation to the Benchmark

	Retail	S&P 500 Index
12/29/17	$10,000	$10,000
3/31/18	$10,130	$9,924
6/30/18	$10,310	$10,265
9/30/18	$10,740	$11,056
12/31/18	$9,252	$9,562
3/31/19	$10,617	$10,867
6/30/19	$11,460	$11,334
9/30/19	$11,811	$11,527
12/31/19	$13,025	$12,572
3/31/20	$10,938	$10,108
6/30/20	$13,357	$12,185
9/30/20	$14,539	$13,273
12/31/20	$15,645	$14,885
3/31/21	$16,097	$15,804
6/30/21	$18,207	$17,156
9/30/21	$18,576	$17,255
12/31/21	$20,619	$19,158
3/31/22	$18,481	$18,277
6/30/22	$15,577	$15,334
9/30/22	$14,781	$14,586
12/31/22	$15,467	$15,688
3/31/23	$17,937	$16,865
6/30/23	$19,842	$18,339
9/30/23	$19,711	$17,739
12/31/23	$22,444	$19,813
3/31/24	$24,874	$21,904
6/30/24	$26,155	$22,842
9/30/24	$27,617	$24,187
12/31/24	$28,476	$24,770
3/31/25	$26,459	$23,711
6/30/25	$30,573	$26,306
9/30/25	$32,267	$28,443

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	16.84%	17.28%	16.32%
S&P 500 Index	17.60%	16.47%	14.44%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$525,302,013
# of Issuers	30
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of fees waived)	$3,030,260

Baron Durable Advantage Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	8.1%
Meta Platforms, Inc.	8.0%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	6.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Microsoft Corporation	5.5%
Alphabet, Inc.	5.4%
Monolithic Power Systems, Inc.	4.3%
Visa, Inc.	4.1%
S&P Global, Inc.	3.6%
Total	58.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.3%
Financials	30.8%
Communication Services	13.4%
Consumer Discretionary	7.8%
Industrials	4.9%
Real Estate	4.0%
Health Care	3.6%
Consumer Staples	1.1%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Annual Shareholder Report - September 30, 2025

Retail: BDAFX

Annual Shareholder Report - September 30, 2025

Baron Durable Advantage Fund

Institutional: BDAIX

This annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.70%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. The Fund was unable to distance itself from the benchmark because favorable impacts from active sector weights were offset by disappointing stock selection. The Fund benefited from being underexposed to the lagging Health Care, Consumer Staples, Materials, and Energy sectors. Stock selection was negative overall because standout performance in Information Technology and Real Estate was undone by weakness in the Financials, Health Care, Industrials, and Consumer Discretionary sectors.

Comparison of the Change in Value of $1,000,000 Investment in the Fund in Relation to the Benchmark

	Institutional	S&P 500 Index
12/29/17	$1,000,000	$1,000,000
3/31/18	$1,013,000	$992,409
6/30/18	$1,032,000	$1,026,487
9/30/18	$1,076,000	$1,105,637
12/31/18	$927,226	$956,158
3/31/19	$1,064,704	$1,086,653
6/30/19	$1,150,001	$1,133,421
9/30/19	$1,186,127	$1,152,670
12/31/19	$1,308,553	$1,257,217
3/31/20	$1,099,827	$1,010,827
6/30/20	$1,343,675	$1,218,485
9/30/20	$1,462,968	$1,327,287
12/31/20	$1,574,499	$1,488,530
3/31/21	$1,621,724	$1,580,445
6/30/21	$1,834,739	$1,715,556
9/30/21	$1,873,695	$1,725,541
12/31/21	$2,080,936	$1,915,818
3/31/22	$1,866,189	$1,827,719
6/30/22	$1,573,809	$1,533,435
9/30/22	$1,495,169	$1,458,563
12/31/22	$1,564,735	$1,568,846
3/31/23	$1,815,778	$1,686,464
6/30/23	$2,009,354	$1,833,898
9/30/23	$1,998,264	$1,773,866
12/31/23	$2,276,890	$1,981,259
3/31/24	$2,524,158	$2,190,400
6/30/24	$2,655,362	$2,284,231
9/30/24	$2,806,751	$2,418,694
12/31/24	$2,894,886	$2,476,964
3/31/25	$2,691,576	$2,371,145
6/30/25	$3,112,356	$2,630,605
9/30/25	$3,287,344	$2,844,328

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	17.12%	17.58%	16.60%
S&P 500 Index	17.60%	16.47%	14.44%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$525,302,013
# of Issuers	30
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of fees waived)	$3,030,260

Baron Durable Advantage Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	8.1%
Meta Platforms, Inc.	8.0%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	6.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Microsoft Corporation	5.5%
Alphabet, Inc.	5.4%
Monolithic Power Systems, Inc.	4.3%
Visa, Inc.	4.1%
S&P Global, Inc.	3.6%
Total	58.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.3%
Financials	30.8%
Communication Services	13.4%
Consumer Discretionary	7.8%
Industrials	4.9%
Real Estate	4.0%
Health Care	3.6%
Consumer Staples	1.1%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Annual Shareholder Report - September 30, 2025

Institutional: BDAIX

Annual Shareholder Report - September 30, 2025

Baron Durable Advantage Fund

R6: BDAUX

This annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.70%

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. The Fund was unable to distance itself from the benchmark because favorable impacts from active sector weights were offset by disappointing stock selection. The Fund benefited from being underexposed to the lagging Health Care, Consumer Staples, Materials, and Energy sectors. Stock selection was negative overall because standout performance in Information Technology and Real Estate was undone by weakness in the Financials, Health Care, Industrials, and Consumer Discretionary sectors.

Comparison of the Change in Value of $5,000,000 Investment in the Fund in Relation to the Benchmark

	R6	S&P 500 Index
12/29/17	$5,000,000	$5,000,000
3/31/18	$5,065,000	$4,962,045
6/30/18	$5,160,000	$5,132,435
9/30/18	$5,375,000	$5,528,185
12/31/18	$4,636,130	$4,780,788
3/31/19	$5,323,522	$5,433,264
6/30/19	$5,750,006	$5,667,103
9/30/19	$5,930,634	$5,763,348
12/31/19	$6,542,764	$6,286,085
3/31/20	$5,499,133	$5,054,136
6/30/20	$6,718,375	$6,092,425
9/30/20	$7,314,841	$6,636,436
12/31/20	$7,872,497	$7,442,650
3/31/21	$8,108,621	$7,902,225
6/30/21	$9,173,694	$8,577,778
9/30/21	$9,363,447	$8,627,704
12/31/21	$10,404,682	$9,579,091
3/31/22	$9,330,943	$9,138,595
6/30/22	$7,869,045	$7,667,176
9/30/22	$7,470,804	$7,292,816
12/31/22	$7,823,676	$7,844,232
3/31/23	$9,078,892	$8,432,318
6/30/23	$10,046,769	$9,169,490
9/30/23	$9,991,318	$8,869,332
12/31/23	$11,384,447	$9,906,297
3/31/24	$12,625,837	$10,952,000
6/30/24	$13,281,855	$11,421,157
9/30/24	$14,033,754	$12,093,469
12/31/24	$14,479,487	$12,384,821
3/31/25	$13,462,939	$11,855,725
6/30/25	$15,566,840	$13,153,023
9/30/25	$16,436,722	$14,221,641

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	17.12%	17.58%	16.60%
S&P 500 Index	17.60%	16.47%	14.44%

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser waives or reimburses certain Fund expenses pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

Key Fund Statistics

Total Net Assets	$525,302,013
# of Issuers	30
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of fees waived)	$3,030,260

Baron Durable Advantage Fund

September 30, 2025

What did the Fund invest in?

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	8.1%
Meta Platforms, Inc.	8.0%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	6.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Microsoft Corporation	5.5%
Alphabet, Inc.	5.4%
Monolithic Power Systems, Inc.	4.3%
Visa, Inc.	4.1%
S&P Global, Inc.	3.6%
Total	58.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.3%
Financials	30.8%
Communication Services	13.4%
Consumer Discretionary	7.8%
Industrials	4.9%
Real Estate	4.0%
Health Care	3.6%
Consumer Staples	1.1%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Additional Information

If you wish to view additional information about the Fund; including but not limited to its financial statements, prospectus, or holdings, please visit connect.rightprospectus.com/Baron. For benchmark definitions and attribution language please visit BaronCapitalGroup.com.

Phone: 1.800.99.BARON

Email: info@BaronCapitalGroup.com

Baron Durable Advantage Fund

Annual Shareholder Report - September 30, 2025

R6: BDAUX

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). Upon request, the Registrant will provide a copy of the Code to any person without charge. To obtain a copy of the Code, please send your request to info@BaronCapitalGroup.com or call 1-800-99BARON (1-800-992-2766).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three audit committee financial experts serving on its Audit Committee, Alex Yemenidjian, Thomas J. Folliard, and Marvelle Sullivan. Mr. Yemenidjian, Mr. Folliard, and Ms. Sullivan are “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following table shows the fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm during the fiscal years ended September 30, 2025 and September 30, 2024:

(a)

Audit Fees: for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements:

	2025	2024
Baron Investment Funds Trust	$353,900	$378,400

(b)	Audit-Related Fees: for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees:

	2025	2024
Baron Investment Funds Trust	$0	$0

(c)	Tax Fees: for professional services rendered for tax compliance, tax advice and tax planning:

	2025	2024
Baron Investment Funds Trust	$98,242	$104,587

The Tax Fees represent services provided in connection with the preparation of tax returns and year-end distribution review.

(d)	All Other Fees: for products and services provided by such accounting firm that are not included in (a), (b) or (c) above:

	2025	2024
Baron Investment Funds Trust	$0	$0

e)	Audit Committee Pre-Approval Policies and Procedures

(1)

Pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X and to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and evaluate the qualifications, independence and performance of the Fund’s independent auditors;

(2)	0% of the services described in each of items 4(b) through 4(d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years is as follows:

	2025	2024
Baron Investment Funds Trust	$98,242	$104,587

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Alex Yemenidjian, Thomas J. Folliard, and Marvelle Sullivan.

Item 6. Investments.

(a) The information is disclosed as part of the Financial Statements and Other Important Information included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

September 30, 2025

Baron Funds®

Baron Investment Funds Trust

Annual Financial Statements

and Other Important Information

Baron Asset Fund
Retail Shares: BARAX Institutional Shares: BARIX R6 Shares: BARUX
Baron Growth Fund
Retail Shares: BGRFX Institutional Shares: BGRIX R6 Shares: BGRUX
Baron Small Cap Fund
Retail Shares: BSCFX Institutional Shares: BSFIX R6 Shares: BSCUX
Baron Opportunity Fund
Retail Shares: BIOPX Institutional Shares: BIOIX R6 Shares: BIOUX
Baron Fifth Avenue Growth Fund
Retail Shares: BFTHX Institutional Shares: BFTIX R6 Shares: BFTUX
Baron Discovery Fund
Retail Shares: BDFFX Institutional Shares: BDFIX R6 Shares: BDFUX
Baron Durable Advantage Fund
Retail Shares: BDAFX Institutional Shares: BDAIX R6 Shares: BDAUX
Financial Statements
Portfolios of Investments	2
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Notes to Financial Statements	20
Financial Highlights	33
Report of Independent Registered Public Accounting Firm	40
Tax Information (Unaudited)	41
Changes in and Disagreements with Accountants	42
Results of Meeting(s) of Shareholders	42
Remuneration Paid to Directors, Officers, and Others	42
Disclosure Regarding the Approval of the Investment Advisory Agreements by the Board of Trustees	43

DEAR BARON INVESTMENT FUNDS TRUST SHAREHOLDER:

In this report, you will find audited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (the Funds) for the year ended September 30, 2025.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer November 25, 2025	Patrick M. Patalino Chief Operating Officer November 25, 2025	Christopher Snively Chief Financial Officer and Treasurer November 25, 2025

These Annual Financial Statements are for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Opportunity Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund1, Baron India Fund, and Baron Technology Fund2, please visit the Funds’ website at BaronCapitalGroup.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at BaronCapitalGroup.com, by clicking on the “Regulatory Documents” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the Securities and Exchange Commission’s (SEC) website.

The Funds file their complete Portfolios of Investments with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. Portfolios of Investments current to the most recent first and third quarters are also available on the Funds’ website.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to BaronCapitalGroup.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

[1]	Effective on or about December 12, 2025, Baron FinTech Fund will be reorganized into the Baron Financals ETF and will be offered as a series of the Baron ETF Trust.
[2]	Effective on or about December 12, 2025, Baron Technology Fund will be reorganized into the Baron Technology ETF and will be offered as a series of the Baron ETF Trust.

Baron Asset Fund	September 30, 2025

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (88.43%)
Communication Services (2.49%)
	Advertising (0.65%)
500,000	The Trade Desk, Inc., Cl A1	$11,173,716	$24,505,000

	Movies & Entertainment (1.84%)
100,000	Spotify Technology SA1,2	24,563,323	69,800,000

Total Communication Services		35,737,039	94,305,000

Consumer Discretionary (9.41%)
	Casinos & Gaming (0.81%)
825,000	DraftKings, Inc., Cl A1	33,704,322	30,855,000

	Education Services (0.47%)
55,000	Duolingo, Inc.[1]	17,197,613	17,701,200

	Footwear (1.72%)
366,069	Birkenstock Holding PLC[1,2]	16,813,908	16,564,622
1,147,000	On Holding AG, Cl A1,2	35,496,144	48,575,450

		52,310,052	65,140,072

	Home Improvement Retail (0.68%)
350,000	Floor & Decor Holdings, Inc., Cl A1	30,525,145	25,795,000

	Hotels, Resorts & Cruise Lines (3.44%)
478,442	Choice Hotels International, Inc.	2,051,052	51,150,234
31,000	Hilton Worldwide Holdings, Inc.	6,489,341	8,042,640
500,233	Hyatt Hotels Corp., Cl A	13,700,166	70,998,070

		22,240,559	130,190,944

	Leisure Facilities (1.51%)
381,538	Vail Resorts, Inc.	7,358,829	57,066,638

	Specialized Consumer Services (0.78%)
778,700	StubHub Holdings, Inc., Cl A1	18,279,267	13,113,308
988,065	StubHub Holdings, Inc., Cl A1,3	50,000,041	16,639,015

		68,279,308	29,752,323

Total Consumer Discretionary		231,615,828	356,501,177

Financials (11.59%)
	Financial Exchanges & Data (3.90%)
162,719	FactSet Research Systems, Inc.	8,640,434	46,617,367
156,000	Morningstar, Inc.	32,512,227	36,193,560
53,000	MSCI, Inc.	19,223,355	30,072,730
316,189	Tradeweb Markets, Inc., Cl A	12,240,920	35,090,655

		72,616,936	147,974,312

	Insurance Brokers (0.77%)
84,421	Willis Towers Watson PLC[2]	10,305,610	29,163,234

	Investment Banking & Brokerage (3.03%)
1,028,164	The Charles Schwab Corp.	906,976	98,158,817
50,000	LPL Financial Holdings, Inc.	19,152,950	16,634,500

		20,059,926	114,793,317

	Property & Casualty Insurance (3.89%)
1,623,277	Arch Capital Group Ltd.[1,2]	5,854,305	147,279,922

Total Financials		108,836,777	439,210,785

Shares		Cost	Value
Common Stocks (continued)
Health Care (14.70%)
	Health Care Equipment (6.25%)
371,001	IDEXX Laboratories, Inc.[1]	$6,995,157	$237,028,829

	Health Care Supplies (1.11%)
611,198	The Cooper Companies, Inc.[1]	23,501,499	41,903,735

	Health Care Technology (2.06%)
261,648	Veeva Systems, Inc., Cl A1	14,521,022	77,947,556

	Life Sciences Tools & Services (5.28%)
711,944	Bio-Techne Corporation	17,046,600	39,605,445
103,117	Mettler-Toledo International, Inc.[1]	5,963,943	126,587,460
129,404	West Pharmaceutical Services, Inc.	5,506,342	33,946,551

		28,516,885	200,139,456

Total Health Care		73,534,563	557,019,576

Industrials (17.07%)
	Aerospace & Defense (2.00%)
50,000	Axon Enterprise, Inc.[1]	9,959,466	35,882,000
500,000	Loar Holdings, Inc.[1]	36,498,008	40,000,000

		46,457,474	75,882,000

	Construction & Engineering (3.12%)
285,000	Quanta Services, Inc.	47,697,751	118,109,700

	Data Processing & Outsourced Services (0.94%)
403,076	SS&C Technologies Holdings, Inc.	10,805,708	35,777,026

	Electrical Components & Equipment (1.06%)
265,000	Vertiv Holdings Co., Cl A	23,133,490	39,977,900

	Environmental & Facilities Services (1.77%)
1,140,418	Rollins, Inc.	14,573,249	66,988,153

	Human Resource & Employment Services (0.81%)
448,093	Dayforce, Inc.[1]	22,414,820	30,869,127

	Industrial Machinery & Supplies & Components (0.82%)
190,760	IDEX Corp.	13,439,466	31,048,098

	Research & Consulting Services (6.55%)
200,000	Booz Allen Hamilton Holding Corp.	22,670,902	19,990,000
725,500	TransUnion	30,419,913	60,782,390
666,346	Verisk Analytics, Inc.	16,130,609	167,592,682

		69,221,424	248,365,072

Total Industrials		247,743,382	647,017,076

2	See Notes to Financial Statements.

September 30, 2025	Baron Asset Fund

PORTFOLIO OF INVESTMENTS (Continued)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (continued)
Information Technology (24.90%)
	Application Software (13.07%)
65,000	Fair Isaac Corp.[1]	$24,864,701	$97,274,450
887,425	Guidewire Software, Inc.[1]	44,278,865	203,983,511
500,000	Procore Technologies, Inc.[1]	36,356,998	36,460,000
200,692	Roper Technologies, Inc.	16,800,920	100,083,093
850,000	Samsara, Inc., Cl A1	33,416,962	31,662,500
256,493	ServiceTitan, Inc., Cl A1	20,395,336	25,862,189

		176,113,782	495,325,743

	Electronic Components (5.33%)
1,633,000	Amphenol Corp., Cl A	38,430,247	202,083,750

	Internet Services & Infrastructure (0.51%)
69,173	Verisign, Inc.	3,076,958	19,338,696

	IT Consulting & Other Services (4.70%)
677,323	Gartner, Inc.[1]	13,806,354	178,047,897

	Systems Software (0.34%)
586,717	SailPoint, Inc.[1,4]	13,377,788	12,954,711

	Technology Distributors (0.95%)
226,363	CDW Corp.	13,601,532	36,055,099

Total Information Technology		258,406,661	943,805,896

Real Estate (8.27%)
	Data Center REITs (0.95%)
46,116	Equinix, Inc.	2,965,261	36,119,896

	Health Care REITs (0.85%)
180,000	Welltower, Inc.	24,381,415	32,065,200

	Real Estate Services (6.47%)
496,323	CBRE Group, Inc., Cl A1	5,552,580	78,200,652
1,979,901	CoStar Group, Inc.[1]	39,551,950	167,044,247

		45,104,530	245,244,899

Total Real Estate		72,451,206	313,429,995

Total Common Stocks		1,028,325,456	3,351,289,505

Shares		Cost	Value
Private Common Stocks (0.91%)
Industrials (0.91%)
	Aerospace & Defense (0.91%)
92,406	Space Exploration Technologies Corp., Cl A1,3,4,5	$7,115,262	$19,590,072
69,932	Space Exploration Technologies Corp., Cl C1,3,4,5	5,384,764	14,825,584

Total Private Common Stocks		12,500,026	34,415,656

Private Preferred Stocks (8.81%)
Communication Services (3.22%)
	Interactive Media & Services (3.22%)
3,341,687	X.AI Holdings Corp., Cl B1,3,4,5	39,999,993	122,172,077

Industrials (5.59%)
	Aerospace & Defense (5.59%)
277,529	Skyryse, Inc., Series C1,3,4,5	7,499,999	7,499,999
96,298	Space Exploration Technologies Corp., Series N1,3,4,5	26,000,460	204,151,760

Total Industrials		33,500,459	211,651,759

Total Private Preferred Stocks		73,500,452	333,823,836

Total Investments (98.15%)		$1,114,325,934	3,719,528,997

Cash and Other Assets Less Liabilities (1.85%)			70,171,378

Net Assets			$3,789,700,375

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2025, the market value of restricted securities amounted to $384,878,507 or 10.16% of net assets. See Note 6 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	3

Baron Growth Fund	September 30, 2025

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (98.00%)
Consumer Discretionary (17.09%)
	Apparel, Accessories & Luxury Goods (1.67%)
12,368,569	Figs, Inc., Cl A1	$87,745,510	$82,745,727

	Casinos & Gaming (2.90%)
2,347,802	Red Rock Resorts, Inc., Cl A	61,849,524	143,356,790

	Hotels, Resorts & Cruise Lines (6.48%)
3,000,000	Choice Hotels International, Inc.[4]	75,582,685	320,730,000

	Leisure Facilities (6.04%)
2,000,000	Vail Resorts, Inc.[4]	56,102,209	299,140,000

Total Consumer Discretionary		281,279,928	845,972,517

Financials (54.19%)
	Asset Management & Custody Banks (1.90%)
1,429,400	Cohen & Steers, Inc.	31,167,753	93,782,934

	Financial Exchanges & Data (21.89%)
700,000	FactSet Research Systems, Inc.	35,537,023	200,543,000
920,000	Morningstar, Inc.	18,727,699	213,449,200
1,180,000	MSCI, Inc.	21,297,386	669,543,800

		75,562,108	1,083,536,000

	Investment Banking & Brokerage (2.37%)
450,000	Houlihan Lokey, Inc.	19,625,873	92,394,000
350,000	Moelis & Co., Cl A	3,209,979	24,962,000

		22,835,852	117,356,000

	Life & Health Insurance (6.11%)
1,090,000	Primerica, Inc.	23,045,123	302,573,100

	Property & Casualty Insurance (21.92%)
7,690,000	Arch Capital Group Ltd.[1,2]	24,103,691	697,713,700
910,000	Kinsale Capital Group, Inc.	29,951,420	386,986,600

		54,055,111	1,084,700,300

Total Financials		206,665,947	2,681,948,334

Health Care (6.20%)
	Health Care Equipment (3.87%)
300,000	IDEXX Laboratories, Inc.[1]	4,166,402	191,667,000

	Health Care Supplies (0.15%)
1,342,434	Neogen Corp.[1]	17,026,471	7,665,298

	Life Sciences Tools & Services (2.18%)
1,100,000	Bio-Techne Corporation	14,186,431	61,193,000
38,000	Mettler-Toledo International, Inc.[1]	1,741,642	46,649,180

		15,928,073	107,842,180

Total Health Care		37,120,946	307,174,478

Shares		Cost	Value
Common Stocks (continued)
Information Technology (10.08%)
	Application Software (3.71%)
305,000	Clearwater Analytics Holdings, Inc., Cl A1	$4,682,008	$5,496,100
775,500	Guidewire Software, Inc.[1]	23,378,359	178,256,430

		28,060,367	183,752,530

	IT Consulting & Other Services (6.37%)
1,200,000	Gartner, Inc.[1]	16,543,497	315,444,000

Total Information Technology		44,603,864	499,196,530

Real Estate (10.44%)
	Other Specialized REITs (2.83%)
3,000,000	Gaming and Leisure Properties, Inc.	61,400,883	139,830,000

	Real Estate Services (7.61%)
4,465,000	CoStar Group, Inc.[1]	18,613,805	376,712,050

Total Real Estate		80,014,688	516,542,050

Total Common Stocks		649,685,373	4,850,833,909

Private Common Stocks (0.02%)
Unclassified (0.02%)
	Unclassified (0.02%)
422,278	Farmers Business Network, Inc.[1,3,5,6,8]	16,300,002	785,437

Private Convertible Preferred Stocks (0.00%)
Unclassified (0.00%)
	Unclassified (0.00%)
59,407,006	Northvolt AB (Sweden)[1,2,3,5,7,8]	9,374,988	0

Total Investments (98.02%)		$675,360,363	4,851,619,346

Cash and Other Assets Less Liabilities (1.98%)			97,814,319

Net Assets			$4,949,433,665

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2025, the market value of restricted securities amounted to $785,437 or 0.02% of net assets. See Note 6 regarding Restricted Securities.
[4]	See Note 4 regarding “Affiliated” companies.
[5]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[6]	The Adviser reclassified sector and sub-industry to Unclassified due to ongoing principal business activity restructuring.
[7]	The Adviser reclassified sector and sub-industry to Unclassified as a result of the company declaring bankruptcy and no longer having a principal business activity.
[8]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

4	See Notes to Financial Statements.

September 30, 2025	Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (99.01%)
Communication Services (5.93%)
	Advertising (0.78%)
600,000	The Trade Desk, Inc., Cl A1	$2,130,000	$29,406,000

	Movies & Entertainment (5.15%)
900,000	Liberty Media Corp.-Liberty Formula One, Cl C1	15,481,364	94,005,000
500,000	Liberty Media Corporation-Liberty Live Cl C1	21,574,666	48,485,000
225,000	Madison Square Garden Sports Corp.[1]	8,416,556	51,075,000

		45,472,586	193,565,000

Total Communication Services		47,602,586	222,971,000

Consumer Discretionary (16.29%)
	Automotive Parts & Equipment (0.27%)
3,250,000	Holley, Inc.[1]	15,612,642	10,205,000

	Casinos & Gaming (5.75%)
875,000	DraftKings, Inc., Cl A1	11,187,787	32,725,000
3,000,000	Red Rock Resorts, Inc., Cl A	88,857,958	183,180,000

		100,045,745	215,905,000

	Education Services (2.09%)
725,000	Bright Horizons Family Solutions, Inc.[1]	31,922,423	78,713,250

	Home Improvement Retail (0.88%)
450,000	Floor & Decor Holdings, Inc., Cl A1	14,749,690	33,165,000

	Homebuilding (2.30%)
350,000	Installed Building Products, Inc.	13,854,997	86,331,000

	Leisure Facilities (3.18%)
1,150,000	Planet Fitness, Inc., Cl A1	47,029,230	119,370,000

	Restaurants (1.82%)
1,250,000	The Cheesecake Factory, Inc.	30,023,502	68,300,000

Total Consumer Discretionary		253,238,229	611,989,250

Consumer Staples (1.87%)
	Personal Care Products (1.87%)
1,125,000	Oddity Tech Ltd., Cl A1,2	41,428,946	70,087,500

Financials (11.73%)
	Asset Management & Custody Banks (0.71%)
2,200,000	GCM Grosvenor, Inc., Cl A	24,160,896	26,554,000

	Insurance Brokers (2.73%)
1,200,000	Accelerant Holdings, Cl A1,2	26,436,576	17,868,000
3,000,000	Baldwin Insurance Group, Inc. Cl A1	46,953,071	84,630,000

		73,389,647	102,498,000

	Investment Banking & Brokerage (2.73%)
500,000	Houlihan Lokey, Inc.	23,001,811	102,660,000

	Property & Casualty Insurance (5.04%)
425,000	Kinsale Capital Group, Inc.	59,991,815	180,735,500
441,521	Neptune Insurance Holdings, Inc., Cl A1	8,830,420	8,830,420

		68,822,235	189,565,920

	Transaction & Payment Processing Services (0.52%)
3,750,000	Repay Holdings Corporation[1]	32,041,410	19,612,500

Total Financials		221,415,999	440,890,420

Shares		Cost	Value
Common Stocks (continued)
Health Care (10.41%)
	Health Care Equipment (1.54%)
265,000	DexCom, Inc.[1]	$878,801	$17,831,850
190,000	Inspire Medical Systems, Inc.[1]	9,493,281	14,098,000
250,000	Integer Holdings Corp.[1]	25,576,323	25,832,500

		35,948,405	57,762,350
	Health Care Services (2.30%)
600,000	Hinge Health, Inc., Cl A1	20,066,580	29,448,000
750,000	RadNet, Inc.[1]	44,042,531	57,157,500

		64,109,111	86,605,500
	Health Care Supplies (0.84%)
5,500,000	Neogen Corp.[1]	58,747,291	31,405,000

	Life Sciences Tools & Services (3.84%)
650,000	ICON plc[1,2]	27,743,341	113,750,000
25,000	Mettler-Toledo International, Inc.[1]	1,205,243	30,690,250

		28,948,584	144,440,250

	Managed Health Care (1.89%)
750,000	HealthEquity, Inc.[1]	12,292,452	71,077,500

Total Health Care		200,045,843	391,290,600

Industrials (31.27%)
	Aerospace & Defense (7.18%)
850,000	Karman Holdings, Inc.[1]	22,158,746	61,370,000
1,200,000	Kratos Defense & Security Solutions, Inc.[1]	21,657,284	109,644,000
75,000	TransDigm Group, Inc.[1]	0	98,851,500

		43,816,030	269,865,500

	Building Products (1.44%)
2,750,000	Janus International Group, Inc.[1]	25,953,585	27,142,500
525,000	Trex Co., Inc.[1]	18,023,818	27,126,750

		43,977,403	54,269,250

	Construction & Engineering (1.03%)
1,250,000	Legence Corp., Cl A1	35,000,000	38,512,500

	Diversified Support Services (2.14%)
5,000,000	Driven Brands Holdings, Inc.[1]	90,115,067	80,550,000

	Electrical Components & Equipment (7.03%)
1,750,000	Vertiv Holdings Co., Cl A	18,860,324	264,005,000

	Environmental & Facilities Services (0.94%)
200,000	Waste Connections, Inc.[2]	8,733,333	35,160,000

	Human Resource & Employment Services (1.54%)
3,750,000	First Advantage Corp.[1]	60,629,977	57,712,500

	Industrial Machinery & Supplies & Components (6.42%)
200,000	Enpro, Inc.	34,459,729	45,200,000
700,000	JBT Marel Corp.	63,192,030	98,315,000
250,000	RBC Bearings, Inc.[1]	27,992,037	97,572,500

		125,643,796	241,087,500

	Research & Consulting Services (0.55%)
300,000	Exponent, Inc.	22,851,915	20,844,000

	Trading Companies & Distributors (3.00%)
875,000	SiteOne Landscape Supply, Inc.[1]	33,566,364	112,700,000

Total Industrials		483,194,209	1,174,706,250

See Notes to Financial Statements.	5

Baron Small Cap Fund	September 30, 2025

PORTFOLIO OF INVESTMENTS (Continued)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (continued)
Information Technology (20.63%)
	Application Software (9.15%)
3,250,000	Clearwater Analytics Holdings, Inc., Cl A1	$60,623,312	$58,565,000
750,000	Guidewire Software, Inc.[1]	19,187,566	172,395,000
1,700,000	Intapp, Inc.[1]	66,231,698	69,530,000
1,600,000	nCino, Inc.[1]	51,018,174	43,376,000

		197,060,750	343,866,000

	Electric Equipment (1.00%)
950,000	PAR Technology Corp.[1]	59,213,961	37,601,000

	Electronic Equipment & Instruments (3.40%)
1,900,000	Cognex Corp.	39,755,701	86,070,000
500,000	Mirion Technologies, Inc.[1]	10,929,550	11,630,000
300,000	Novanta, Inc.[1,2]	33,907,963	30,045,000

		84,593,214	127,745,000

	IT Consulting & Other Services (5.17%)
1,250,000	ASGN, Inc.[1]	27,559,666	59,187,500
425,000	Gartner, Inc.[1]	5,502,186	111,719,750
3,000,000	Grid Dynamics Holdings, Inc.[1]	36,322,597	23,130,000

		69,384,449	194,037,250

	Semiconductors (0.65%)
6,000,000	indie Semiconductor, Inc., Cl A1	37,247,069	24,420,000

	Systems Software (1.26%)
1,000,000	JFrog Ltd.[1,2]	31,388,826	47,330,000

Total Information Technology		478,888,269	774,999,250

Materials (0.88%)
	Specialty Chemicals (0.88%)
1,000,000	Avient Corp.	29,173,593	32,950,000

Total Investments (99.01%)		$1,754,987,674	3,719,884,270

Cash and Other Assets Less Liabilities (0.99%)			37,383,238

Net Assets			$3,757,267,508

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.

All securities are Level 1, unless otherwise noted.

6	See Notes to Financial Statements.

September 30, 2025	Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (93.58%)
Communication Services (10.93%)
	Advertising (1.50%)
536,010	The Trade Desk, Inc., Cl A1	$30,344,784	$26,269,850

	Interactive Media & Services (4.57%)
109,500	Meta Platforms, Inc., Cl A	20,892,362	80,414,610

	Movies & Entertainment (4.86%)
122,500	Spotify Technology SA1,2	37,316,491	85,505,000

Total Communication Services		88,553,637	192,189,460

Consumer Discretionary (14.05%)
	Automobile Manufacturers (6.05%)
239,200	Tesla, Inc.[1]	15,546,000	106,377,024

	Broadline Retail (6.06%)
485,500	Amazon.com, Inc.[1]	29,742,116	106,601,235

	Casinos & Gaming (0.86%)
405,000	DraftKings, Inc., Cl A1	12,760,168	15,147,000

	Education Services (1.08%)
58,900	Duolingo, Inc.[1]	15,107,173	18,956,376

Total Consumer Discretionary		73,155,457	247,081,635

Consumer Staples (0.48%)
	Personal Care Products (0.48%)
136,700	Oddity Tech Ltd., Cl A1,2	8,281,370	8,516,410

Financials (4.94%)
	Investment Banking & Brokerage (1.18%)
62,500	LPL Financial Holdings, Inc.	20,717,576	20,793,125

	Transaction & Payment Processing Services (3.76%)
56,400	Mastercard, Incorporated, Cl A	12,019,014	32,080,884
99,800	Visa, Inc., Cl A	15,336,164	34,069,724

		27,355,178	66,150,608

Total Financials		48,072,754	86,943,733

Health Care (9.24%)
	Biotechnology (3.58%)
244,000	Arcellx, Inc.[1]	15,864,812	20,032,400
58,139	argenx SE, ADR[1,2]	6,119,397	42,881,001

		21,984,209	62,913,401

	Health Care Equipment (1.04%)
41,105	Intuitive Surgical, Inc.[1]	4,585,816	18,383,389

	Health Care Services (0.84%)
301,785	Hinge Health, Inc., Cl A1	10,440,040	14,811,608

	Health Care Technology (0.33%)
171,530	HeartFlow, Inc.[1]	3,259,070	5,773,700

	Life Sciences Tools & Services (0.97%)
311,000	Exact Sciences Corp.[1,4]	16,708,353	17,014,810

	Pharmaceuticals (2.48%)
57,300	Eli Lilly & Co.	43,844,979	43,719,900

Total Health Care		100,822,467	162,616,808

Shares		Cost	Value
Common Stocks (continued)
Industrials (0.59%)
	Construction & Engineering (0.59%)
25,000	Quanta Services, Inc.	$6,003,860	$10,360,500

Information Technology (51.12%)
	Application Software (7.10%)
125,400	Atlassian Corp., Cl A1,2	22,311,176	20,026,380
363,500	Gitlab, Inc., Cl A1,4	15,384,176	16,386,580
102,600	Guidewire Software, Inc.[1]	3,964,614	23,583,636
699,000	Samsara, Inc., Cl A1	23,575,241	26,037,750
24,100	ServiceNow, Inc.[1,4]	3,170,684	22,178,748
19,000	Synopsys, Inc.[1]	8,780,793	9,374,410
150,577	Via Transportation, Inc., Cl A1	6,926,542	7,239,742

		84,113,226	124,827,246

	Communications Equipment (0.71%)
86,097	Arista Networks, Inc.[1]	13,036,514	12,545,194

	Electric Equipment (0.44%)
196,898	PAR Technology Corp.[1]	10,949,943	7,793,223

	Internet Services & Infrastructure (3.08%)
642,000	GDS Holdings Ltd., ADR[1,2]	11,352,830	24,845,400
197,100	Shopify, Inc., Cl A1,2	7,761,701	29,291,031

		19,114,531	54,136,431

	IT Consulting & Other Services (1.57%)
105,387	Gartner, Inc.[1]	10,666,481	27,703,080

	Semiconductor Materials & Equipment (1.04%)
57,000	Nova Ltd.[1,2]	11,343,542	18,220,620

	Semiconductors (23.98%)
342,000	Broadcom, Inc.	47,651,125	112,829,220
5,565,971	indie Semiconductor, Inc., Cl A1	29,920,021	22,653,502
21,200	Monolithic Power Systems, Inc.	12,327,295	19,517,568
1,241,100	NVIDIA Corp.	7,126,300	231,564,438
126,700	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	15,332,240	35,386,043

		112,356,981	421,950,771

	Systems Software (13.20%)
118,400	Cloudflare, Inc., Cl A1,4	7,185,038	25,407,456
137,500	Datadog, Inc., Cl A1,4	14,762,789	19,580,000
254,000	Microsoft Corporation	27,363,758	131,559,300
178,138	Netskope, Inc., Cl A1	3,384,622	4,049,077
119,100	Snowflake, Inc., Cl A1,4	20,035,929	26,863,005
82,500	Zscaler, Inc.[1]	15,575,854	24,721,950

		88,307,990	232,180,788

Total Information Technology		349,889,208	899,357,353

Real Estate (2.23%)
	Real Estate Services (2.23%)
465,130	CoStar Group, Inc.[1]	23,649,851	39,243,018

Total Common Stocks		698,428,604	1,646,308,917

See Notes to Financial Statements.	7

Baron Opportunity Fund	September 30, 2025

PORTFOLIO OF INVESTMENTS (Continued)

SEPTEMBER 30, 2025

Shares		Cost	Value
Private Common Stocks (2.61%)
Communication Services (0.29%)
	Interactive Media & Services (0.29%)
138,812	X.AI Holdings Corp., Cl A1,3,4,5	$5,000,000	$5,074,966

Industrials (2.30%)
	Aerospace & Defense (2.30%)
107,376	Space Exploration Technologies Corp., Cl A1,3,4,5	5,043,029	22,763,712
83,588	Space Exploration Technologies Corp., Cl C1,3,4,5	10,957,102	17,720,656

		16,000,131	40,484,368

	Passenger Ground Transportation (0.00%)^
3,571	GM Cruise Holdings LLC, Cl B1,3,4,5	103,563	3,571

Total Industrials		16,103,694	40,487,939

Unclassified (0.02%)
	Unclassified (0.02%)
182,067	Farmers Business Network, Inc.[1,3,4,5]	2,394,652	338,645

Total Private Common Stocks		23,498,346	45,901,550

Private Convertible Preferred Stocks (0.16%)
Unclassified (0.16%)
	Unclassified (0.16%)
37,254	Farmers Business Network, Inc., Series F1,3,4,5,6	4,855,355	684,729
615,761	Farmers Business Network, Inc., Units[1,3,4,5,6]	615,761	2,081,272

Total Private Convertible Preferred Stocks		5,471,116	2,766,001

Shares		Cost	Value
Private Preferred Stocks (3.20%)
Communication Services (0.96%)
	Interactive Media & Services (0.96%)
461,893	X.AI Holdings Corp., Series C1,3,4,6	$9,999,983	$16,886,808

Industrials (2.24%)
	Aerospace & Defense (2.23%)
18,519	Space Exploration Technologies Corp., Series N1,3,4,6	5,000,130	39,260,280
	Passenger Ground Transportation (0.01%)
266,956	GM Cruise Holdings LLC, Cl G1,3,4,6	7,034,290	266,956

Total Industrials		12,034,420	39,527,236

Total Private Preferred Stocks		22,034,403	56,414,044

Total Investments (99.55%)		$749,432,469	1,751,390,512

Cash and Other Assets Less Liabilities (0.45%)			7,908,142

Net Assets			$1,759,298,654

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2025, the market value of restricted securities amounted to $105,081,595 or 5.97% of net assets. See Note 6 regarding Restricted Securities.
[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	The Adviser reclassified sector and sub-industry to Unclassified due to ongoing principal business activity restructuring.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

8	See Notes to Financial Statements.

September 30, 2025	Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (92.98%)
Communication Services (13.75%)
	Advertising (0.26%)
40,000	The Trade Desk, Inc., Cl A1	$1,811,248	$1,960,400

	Interactive Media & Services (13.49%)
154,207	Alphabet, Inc., Cl A	25,748,132	37,487,721
89,102	Meta Platforms Inc., Cl A	6,261,802	65,434,727

		32,009,934	102,922,448

Total Communication Services		33,821,182	104,882,848

Consumer Discretionary (19.51%)
	Automobile Manufacturers (4.33%)
74,227	Tesla, Inc.[1]	16,024,679	33,010,231

	Broadline Retail (15.18%)
284,121	Amazon.com, Inc.[1]	2,673,396	62,384,448
644,327	Coupang, Inc.[1]	11,478,357	20,747,330
13,982	MercadoLibre, Inc.[1]	9,633,147	32,675,095

		23,784,900	115,806,873

Total Consumer Discretionary		39,809,579	148,817,104

Financials (7.11%)
	Asset Management & Custody Banks (3.31%)
194,534	KKR & Co., Inc.	24,411,993	25,279,694

	Transaction & Payment Processing Services (3.80%)
8,265	Adyen N.V., 144A (Netherlands)[1,2,5]	7,869,686	13,299,040
216,528	Block, Inc.[1]	13,147,033	15,648,478

		21,016,719	28,947,518

Total Financials		45,428,712	54,227,212

Health Care (8.58%)
	Biotechnology (3.09%)
31,913	argenx SE, ADR[1,2]	10,452,575	23,537,752

	Health Care Equipment (2.54%)
43,393	Intuitive Surgical, Inc.[1]	5,068,231	19,406,651

	Health Care Technology (1.16%)
29,805	Veeva Systems, Inc., Cl A1	1,809,733	8,879,208

	Life Sciences Tools & Services (1.02%)
4,609	GRAIL, Inc.[1,4]	28,246	272,530
79,150	Illumina, Inc.[1]	5,311,490	7,516,876

		5,339,736	7,789,406

	Pharmaceuticals (0.77%)
7,654	Eli Lilly & Co.	5,255,146	5,840,002

Total Health Care		27,925,421	65,453,019

Information Technology (44.03%)
	Application Software (6.25%)
34,277	Atlassian Corp., Cl A1,2	4,849,201	5,474,037
47,676	Figma, Inc., Cl A1	1,573,308	2,472,954
516,296	Samsara, Inc., Cl A1	19,298,246	19,232,026
22,215	ServiceNow, Inc.[1,4]	6,286,237	20,444,020

		32,006,992	47,623,037

	Internet Services & Infrastructure (5.19%)
266,539	Shopify, Inc., Cl A1,2	12,692,489	39,610,361

	Semiconductor Materials & Equipment (2.83%)
22,279	ASML Holding N.V.[2]	3,361,032	21,568,077

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Semiconductors (17.64%)
519,452	NVIDIA Corp.	$6,777,239	$96,919,354
134,629	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	25,068,889	37,600,534

		31,846,128	134,519,888

	Systems Software (12.12%)
136,622	Cloudflare, Inc., Cl A1,4	10,915,869	29,317,715
31,391	Crowdstrike Holdings, Inc., Cl A1	3,289,692	15,393,518
167,782	Datadog, Inc., Cl A1,4	11,033,720	23,892,157
105,702	Snowflake, Inc., Cl A1,4	13,141,494	23,841,086

		38,380,775	92,444,476

Total Information Technology		118,287,416	335,765,839

Total Common Stocks		265,272,310	709,146,022

Private Common Stocks (1.49%)
Industrials (1.49%)
	Aerospace & Defense (1.49%)
41,330	Space Exploration Technologies Corp., Cl A1,3,4,6	1,932,253	8,761,960
12,240	Space Exploration Technologies Corp., Cl C1,3,4,6	567,691	2,594,880

Total Private Common Stocks		2,499,944	11,356,840

Private Preferred Stocks (0.79%)
Communication Services (0.77%)

	Interactive Media & Services (0.77%)
161,662	X.AI Holdings Corp., Series C1,3,4,6	3,499,982	5,910,363

Industrials (0.02%)
	Passenger Ground Transportation (0.02%)
133,288	GM Cruise Holdings LLC, Cl G1,3,4,6	3,512,139	133,288

Total Private Preferred Stocks		7,012,121	6,043,651

Total Investments (95.26%)		$274,784,375	726,546,513

Cash and Other Assets Less Liabilities (4.74%)			36,177,840

Net Assets			$762,724,353

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $17,400,491 or 2.28% of net assets. See Note 6 regarding Restricted Securities.

[4]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the market value of Rule 144A securities amounted to $13,299,040 or 1.74% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	9

Baron Discovery Fund	September 30, 2025

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (95.20%)
Communication Services (4.50%)
	Movies & Entertainment (4.50%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	$5,408,362	$17,615,700
700,000	Liberty Media Corporation-Liberty Live Cl C1	24,701,179	67,879,000

Total Communication Services		30,109,541	85,494,700

Consumer Discretionary (13.00%)
	Apparel, Accessories & Luxury Goods (0.98%)
1,700,000	Brunello Cucinelli SpA, ADR[2]	17,641,643	18,624,051

	Casinos & Gaming (5.02%)
1,350,000	DraftKings, Inc., Cl A1	27,587,745	50,490,000
350,000	Wynn Resorts Ltd.	26,407,090	44,894,500

		53,994,835	95,384,500

	Footwear (2.50%)
725,000	Birkenstock Holding PLC[1,2]	36,306,218	32,806,250
350,000	On Holding AG, Cl A1,2	7,945,300	14,822,500

		44,251,518	47,628,750

	Home Improvement Retail (1.36%)
350,000	Floor & Decor Holdings, Inc., Cl A1	13,151,955	25,795,000

	Restaurants (3.14%)
185,000	Texas Roadhouse, Inc.	16,383,910	30,737,750
115,000	Wingstop, Inc.	27,352,161	28,943,200

		43,736,071	59,680,950

Total Consumer Discretionary		172,776,022	247,113,251

Consumer Staples (1.83%)
	Soft Drinks & Non-alcoholic Beverages (1.83%)
1,575,000	Primo Brands Corp.	37,995,724	34,807,500

Financials (4.71%)
	Asset Management & Custody Banks (1.32%)
385,000	StepStone Group, Inc., Cl A	22,640,673	25,144,350

	Insurance Brokers (1.14%)
785,000	TWFG, Inc.[1]	16,660,641	21,540,400

	Property & Casualty Insurance (2.25%)
550,000	Ategrity Specialty Holdings LLC[1]	9,452,264	10,873,500
75,000	Kinsale Capital Group, Inc.	3,355,498	31,894,500

		12,807,762	42,768,000

Total Financials		52,109,076	89,452,750

Health Care (18.53%)
	Biotechnology (1.27%)
163,217	Arcellx, Inc.[1]	10,919,477	13,400,116
1,074,609	ARS Pharmaceuticals, Inc.[1]	19,202,095	10,799,820

		30,121,572	24,199,936

	Health Care Equipment (3.63%)
286,000	Integer Holdings Corp.[1]	33,920,655	29,552,380
267,000	Masimo Corp.[1]	36,952,018	39,395,850

		70,872,673	68,948,230

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Health Care Supplies (1.83%)
849,085	Establishment Labs Holdings, Inc.[1,2]	$41,926,650	$34,803,994

	Health Care Technology (0.85%)
480,151	HeartFlow, Inc.[1]	12,042,843	16,161,883

	Life Sciences Tools & Services (10.95%)
2,270,437	CareDx, Inc.[1,3]	27,440,847	33,012,154
1,307,600	Exact Sciences Corp.[1,3]	62,312,009	71,538,796
273,653	Repligen Corp.[1]	39,509,511	36,579,196
1,281,429	Stevanato Group SpA[2]	32,667,703	32,996,797
221,139	Tempus AI, Inc., Cl A1	8,411,234	17,848,129
468,790	Veracyte, Inc.[1,3]	11,556,243	16,093,561

		181,897,547	208,068,633

Total Health Care		336,861,285	352,182,676

Industrials (21.14%)
	Aerospace & Defense (12.57%)
845,368	Karman Holdings, Inc.[1]	23,917,050	61,035,570
617,158	Kratos Defense & Security Solutions, Inc.[1]	5,851,839	56,389,726
629,000	Loar Holdings, Inc.[1]	42,086,950	50,320,000
920,380	Mercury Systems, Inc.[1]	33,144,240	71,237,412

		105,000,079	238,982,708

	Building Products (2.55%)
325,000	AAON, Inc.	24,528,044	30,368,000
350,000	Trex Co., Inc.[1]	16,554,900	18,084,500

		41,082,944	48,452,500

	Environmental & Facilities Services (2.05%)
1,419,000	Montrose Environmental Group, Inc.[1]	32,832,103	38,965,740

	Industrial Machinery & Supplies & Components (1.94%)
375,000	Enerpac Tool Group Corp.	14,358,665	15,375,000
55,000	RBC Bearings, Inc.[1]	11,183,890	21,465,950

		25,542,555	36,840,950

	Trading Companies & Distributors (2.03%)
300,000	SiteOne Landscape Supply, Inc.[1]	26,536,239	38,640,000

Total Industrials		230,993,920	401,881,898

Information Technology (29.75%)
	Application Software (13.01%)
1,700,000	Alkami Technology, Inc.[1]	40,195,683	42,228,000
1,850,000	Clearwater Analytics Holdings, Inc., Cl A1	32,731,155	33,337,000
876,171	Gitlab, Inc., Cl A1,3	35,050,535	39,497,789
165,357	Guidewire Software, Inc.[1]	12,700,732	38,008,960
550,000	Intapp, Inc.[1]	21,877,328	22,495,000
500,000	Procore Technologies, Inc.[1]	32,493,235	36,460,000
350,000	ServiceTitan, Inc., Cl A1	32,982,419	35,290,500

		208,031,087	247,317,249

	Electric Equipment (0.78%)
375,000	PAR Technology Corp.[1]	8,085,137	14,842,500

	Electronic Equipment & Instruments (4.98%)
275,321	Advanced Energy Industries, Inc.	17,644,532	46,843,115
137,500	Badger Meter, Inc.	26,046,762	24,554,750
232,550	Novanta, Inc.[1,2]	27,085,649	23,289,882

		70,776,943	94,687,747

10	See Notes to Financial Statements.

September 30, 2025	Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (Continued)

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	Semiconductor Materials & Equipment (0.64%)
38,129	Nova Ltd.[1,2]	$859,008	$12,188,316

	Semiconductors (3.17%)
5,252,665	indie Semiconductor, Inc., Cl A1	14,359,110	21,378,347
128,600	SiTime Corp.[1]	18,771,631	38,748,466

		33,130,741	60,126,813

	Systems Software (7.17%)
985,775	Dynatrace, Inc.[1,3]	35,809,923	47,760,798
1,289,460	Netskope, Inc., Cl A1	28,672,275	29,309,426
2,055,000	SentinelOne, Inc., Cl A1	35,477,904	36,188,550
401,000	Varonis Systems, Inc.[1]	14,045,657	23,045,470

		114,005,759	136,304,244

Total Information Technology		434,888,675	565,466,869

Materials (0.79%)
	Steel (0.79%)
450,000	Ramaco Resources, Inc., Cl A1	9,130,612	14,935,500

Real Estate (0.95%)
	Multi-Family Residential REITs (0.95%)
1,100,000	Independence Realty Trust, Inc.	21,738,484	18,029,000

Total Investments (95.20%)		$1,326,603,339	1,809,364,144

Cash and Other Assets Less Liabilities (4.80%)			91,323,059

Net Assets			$1,900,687,203

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

Sector levels are provided from the Global Industry Classification Standard (GICS), developed and exclusively owned by MSCI Inc. (MSCI) and Standard and Poor’s Financial Services LLC (S&P). The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	11

Baron Durable Advantage Fund	September 30, 2025

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2025

Shares		Cost	Value
Common Stocks (99.87%)
Communication Services (13.36%)
	Interactive Media & Services (13.36%)
116,092	Alphabet, Inc., Cl C	$15,513,532	$28,274,207
57,053	Meta Platforms Inc., Cl A	17,492,254	41,898,582

Total Communication Services		33,005,786	70,172,789

Consumer Discretionary (7.77%)
	Broadline Retail (6.77%)
161,969	Amazon.com, Inc.[1]	23,545,746	35,563,533

	Restaurants (1.00%)
31,516	Texas Roadhouse, Inc.	5,290,548	5,236,384

Total Consumer Discretionary		28,836,294	40,799,917

Consumer Staples (1.12%)
	Consumer Staples Merchandise Retail (1.12%)
6,349	Costco Wholesale Corp.	3,325,829	5,876,825

Financials (30.81%)
	Asset Management & Custody Banks (6.38%)
94,599	Blackstone, Inc.	10,626,026	16,162,239
253,265	Brookfield Corp., Cl A2	9,805,361	17,368,914

		20,431,387	33,531,153

	Diversified Financial Services (2.84%)
111,830	Apollo Global Management, Inc.	11,700,402	14,903,584

	Financial Exchanges & Data (10.39%)
41,429	CME Group, Inc.	9,296,111	11,193,701
32,029	Moody’s Corp.	11,398,217	15,261,178
16,256	MSCI, Inc.	7,988,861	9,223,817
38,811	S&P Global, Inc.	15,626,793	18,889,702

		44,309,982	54,568,398

	Investment Banking & Brokerage (3.01%)
47,584	LPL Financial Holdings, Inc.	12,563,196	15,830,721

	Property & Casualty Insurance (1.52%)
88,182	Arch Capital Group Ltd.[1,2]	5,523,457	8,000,753

	Transaction & Payment Processing Services (6.67%)
24,121	Mastercard, Incorporated, Cl A	9,801,507	13,720,266
62,415	Visa, Inc., Cl A	15,919,404	21,307,233

		25,720,911	35,027,499

Total Financials		120,249,335	161,862,108

Shares		Cost	Value
Common Stocks (continued)
Health Care (3.60%)
	Life Sciences Tools & Services (3.60%)
30,329	Danaher Corp.	$6,294,294	$6,013,027
4,318	Mettler-Toledo International, Inc.[1]	5,274,877	5,300,820
15,694	Thermo Fisher Scientific, Inc.	7,391,995	7,611,904

Total Health Care		18,961,166	18,925,751

Industrials (4.88%)
	Aerospace & Defense (4.88%)
63,732	HEICO Corp., Cl A	9,083,173	16,193,664
7,145	TransDigm Group, Inc.[1]	9,048,816	9,417,253

Total Industrials		18,131,989	25,610,917

Information Technology (34.34%)
	Application Software (2.64%)
20,283	Intuit, Inc.	10,951,779	13,851,463

	Electronic Components (1.31%)
55,623	Amphenol Corp., Cl A	3,538,949	6,883,346

	Semiconductors (24.94%)
102,986	Broadcom, Inc.	13,807,221	33,976,111
24,555	Monolithic Power Systems, Inc.	13,272,290	22,606,315
228,416	NVIDIA Corp.	12,523,204	42,617,858
113,945	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	15,262,651	31,823,699

		54,865,366	131,023,983

	Systems Software (5.45%)
55,304	Microsoft Corporation	17,392,273	28,644,707

Total Information Technology		86,748,367	180,403,499

Real Estate (3.99%)
	Health Care REITs (1.99%)
58,760	Welltower, Inc.	7,762,320	10,467,506

	Real Estate Services (2.00%)
124,189	CoStar Group, Inc.[1]	10,849,188	10,477,826

Total Real Estate		18,611,508	20,945,332

Total Investments (99.87%)		$327,870,274	524,597,138

Cash and Other Assets Less Liabilities (0.13%)			704,875

Net Assets			$525,302,013

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

12	See Notes to Financial Statements.

September 30, 2025	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2025

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$3,719,528,997	$4,231,749,346	$3,719,884,270	$1,751,390,512
“Affiliated” investments	—	619,870,000	—	—

Total investments, at value	3,719,528,997	4,851,619,346	3,719,884,270	1,751,390,512
Cash	72,012,229	113,636,520	44,165,293	7,792,010
Receivable for capital shares sold	787,945	1,801,964	2,287,329	781,028
Dividends and interest receivable	347,112	—	279,375	127,136
Prepaid expenses	19,101	27,872	19,115	7,630
Receivable for securities sold	—	—	4,524,961	—

	3,792,695,384	4,967,085,702	3,771,160,343	1,760,098,316

Liabilities:
Payable for capital shares redeemed	2,478,510	16,670,653	4,530,452	638,861
Trustee fees payable (Note 4)	47,411	69,294	44,906	18,196
Distribution fees payable (Note 4)	293	700	530	448
Investment advisory fees payable (Note 4)	64	56	485	969
Due to custodian bank	—	—	—	—
Payable for securities purchased	—	—	8,830,420	—
Other accrued expenses and other payables	468,731	911,334	486,042	141,188

	2,995,009	17,652,037	13,892,835	799,662

Net Assets	$3,789,700,375	$4,949,433,665	$3,757,267,508	$1,759,298,654

Net Assets consist of:
Paid-in capital	$822,932,084	$68,985,245	$1,513,855,187	$699,948,620
Distributable earnings (losses)	2,966,768,291	4,880,448,420	2,243,412,321	1,059,350,034

Net Assets	$3,789,700,375	$4,949,433,665	$3,757,267,508	$1,759,298,654

Retail Shares:
Net Assets	$1,940,812,242	$1,492,506,352	$1,158,953,017	$734,096,315
Shares Outstanding ($0.01 par value; indefinite shares authorized)	21,239,716	18,919,870	38,087,680	13,637,122

Net Asset Value Per Share	$91.38	$78.89	$30.43	$53.83

Institutional Shares:
Net Assets	$1,736,837,981	$3,294,027,631	$2,330,855,037	$976,358,625
Shares Outstanding ($0.01 par value; indefinite shares authorized)	17,642,038	39,084,313	69,855,796	16,905,713

Net Asset Value Per Share	$98.45	$84.28	$33.37	$57.75

R6 Shares:
Net Assets	$112,050,152	$162,899,682	$267,459,454	$48,843,714
Shares Outstanding ($0.01 par value; indefinite shares authorized)	1,138,625	1,932,767	8,020,470	844,790

Net Asset Value Per Share	$98.41	$84.28	$33.35	$57.82

*Investments in securities, at cost:
Unaffiliated investments	$1,114,325,934	$543,675,469	$1,754,987,674	$749,432,469
“Affiliated” investments	—	131,684,894	—	—

Total investments, at cost	$1,114,325,934	$675,360,363	$1,754,987,674	$749,432,469

See Notes to Financial Statements.	13

Baron Funds	September 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2025

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$726,546,513	$1,809,364,144	$524,597,138
“Affiliated” investments	—	—	—

Total investments, at value	726,546,513	1,809,364,144	524,597,138
Cash	38,470,183	80,396,731	—
Receivable for capital shares sold	42,505	1,689,077	564,975
Dividends and interest receivable	86,726	206,638	143,482
Prepaid expenses	3,754	7,840	2,798
Receivable for securities sold	4,566,528	10,668,831	897,304

	769,716,209	1,902,333,261	526,205,697

Liabilities:
Payable for capital shares redeemed	962,728	738,517	165,343
Trustee fees payable (Note 4)	8,366	19,919	5,578
Distribution fees payable (Note 4)	468	640	553
Investment advisory fees payable (Note 4)	524	481	624
Due to custodian bank	—	—	629,776
Payable for securities purchased	5,919,438	683,436	—
Other accrued expenses and other payables	100,332	203,065	101,810

	6,991,856	1,646,058	903,684

Net Assets	$762,724,353	$1,900,687,203	$525,302,013

Net Assets consist of:
Paid-in capital	$284,437,713	$1,442,140,687	$345,667,361
Distributable earnings (losses)	478,286,640	458,546,516	179,634,652

Net Assets	$762,724,353	$1,900,687,203	$525,302,013

Retail Shares:
Net Assets	$152,564,068	$153,477,886	$99,630,325
Shares Outstanding ($0.01 par value; indefinite shares authorized)	2,334,298	4,389,567	3,113,237

Net Asset Value Per Share	$65.36	$34.96	$32.00

Institutional Shares:
Net Assets	$571,750,167	$1,687,388,512	$363,783,463
Shares Outstanding ($0.01 par value; indefinite shares authorized)	8,432,748	46,778,504	11,193,360

Net Asset Value Per Share	$67.80	$36.07	$32.50

R6 Shares:
Net Assets	$38,410,118	$59,820,805	$61,888,225
Shares Outstanding ($0.01 par value; indefinite shares authorized)	566,040	1,658,218	1,904,011

Net Asset Value Per Share	$67.86	$36.08	$32.50

*Investments in securities, at cost:
Unaffiliated investments	$274,784,375	$1,326,603,339	$327,870,274
“Affiliated” investments	—	—	—

Total investments, at cost	$274,784,375	$1,326,603,339	$327,870,274

14	See Notes to Financial Statements.

September 30, 2025	Baron Funds

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2025

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income(loss):
Income:
Dividends — Unaffiliated investments[1]	$27,096,558	$89,972,244	$18,643,733	$3,367,085
Dividends — “Affiliated” investments	—	23,905,000	—	—
Interest	1,293,315	139,644	2,427,729	642,346
Securities lending income, net	—	—	—	—

Total income	28,389,873	114,016,888	21,071,462	4,009,431

Expenses:
Investment advisory fees (Note 4)	41,348,427	63,563,416	41,285,261	15,352,093
Distribution fees — Retail Shares (Note 4)	5,256,577	4,735,556	3,135,322	1,717,929
Shareholder servicing agent fees and expenses — Retail Shares	349,249	246,228	193,511	115,859
Shareholder servicing agent fees and expenses — Institutional Shares	112,373	225,690	131,980	46,757
Shareholder servicing agent fees and expenses — R6 Shares	7,457	11,751	16,603	2,521
Reports to shareholders	728,365	1,054,907	1,154,627	173,021
Trustee fees and expenses (Note 4)	241,817	369,312	235,689	89,873
Professional fees	149,058	196,339	123,167	76,549
Registration and filing fees	140,387	188,092	139,541	107,584
Custodian and fund accounting fees	129,260	226,228	169,740	46,644
Administration fees	73,607	81,364	73,288	65,000
Insurance expense	71,258	121,634	76,019	22,898
Line of credit fees	37,472	52,452	35,812	14,432
Miscellaneous expenses	2,700	2,575	3,700	2,600

Total operating expenses	48,648,007	71,075,544	46,774,260	17,833,760

Interest expense on borrowings	114,751	5,522,720	133,518	—

Total gross expenses	48,762,758	76,598,264	46,907,778	17,833,760
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	—	—	—	—
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	—	—	—	—
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	—	—	—	—
Expense offset arrangements — Retail Shares (Note 4)	(115,893)	(66,147)	(55,400)	(33,952)
Expense offset arrangements — Institutional Shares (Note 4)	(31,631)	(77,305)	(25,999)	(9,373)

Total net expenses	48,615,234	76,454,812	46,826,379	17,790,435

Net investment income (loss)	(20,225,361)	37,562,076	(25,754,917)	(13,781,004)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	385,316,289	612,465,875	299,834,648	104,720,316
Net realized gain (loss) on investments sold — “Affiliated” investments	—	99,641,166	—	—
Redemption in-kind	392,901,291	746,273,351	372,846,666	27,814,170
Net realized gain on foreign currency transactions	—	—	46	—
Voluntary payment from Adviser (Note 4)	—	—	—	1,025,040
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(744,367,750)	(2,121,855,863)	(677,345,283)	255,383,064
Investments — “Affiliated” investments	—	(292,991,765)	—	—
Foreign currency translations	—	—	—	—

Net gain (loss) on investments	33,849,830	(956,467,236)	(4,663,923)	388,942,590

Net increase (decrease) in net assets resulting from operations	$13,624,469	$(918,905,160)	$(30,418,840)	$375,161,586

[1] Net of foreign taxes withheld on dividends of	$—	$—	$47,714	$86,464

See Notes to Financial Statements.	15

Baron Funds	September 30, 2025

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED SEPTEMBER 30, 2025

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income(loss):
Income:
Dividends — Unaffiliated investments[1]	$993,192	$2,691,576	$3,943,491
Dividends — “Affiliated” investments	—	—	—
Interest	336,633	3,548,396	180,928
Securities lending income, net	—	842,473	—

Total income	1,329,825	7,082,445	4,124,419

Expenses:
Investment advisory fees (Note 4)	4,966,546	16,768,319	3,187,583
Distribution fees — Retail Shares (Note 4)	358,522	374,430	241,219
Shareholder servicing agent fees and expenses — Retail Shares	46,348	40,956	30,444
Shareholder servicing agent fees and expenses — Institutional Shares	30,124	92,283	27,905
Shareholder servicing agent fees and expenses — R6 Shares	2,091	3,182	3,135
Reports to shareholders	56,243	347,641	66,334
Trustee fees and expenses (Note 4)	43,387	96,454	30,204
Professional fees	60,393	66,872	45,716
Registration and filing fees	76,639	121,234	109,769
Custodian and fund accounting fees	35,798	71,813	22,276
Administration fees	62,384	65,402	61,783
Insurance expense	10,943	25,832	5,687
Line of credit fees	6,550	15,962	4,429
Miscellaneous expenses	5,475	2,953	2,609

Total operating expenses	5,761,443	18,093,333	3,839,093

Interest expense on borrowings	10,257	—	—

Total gross expenses	5,771,700	18,093,333	3,839,093
Management fees waived/expenses reimbursed — Retail Shares (Note 4)	(34,895)	—	(46,004)
Management fees waived/expenses reimbursed — Institutional Shares (Note 4)	(28,480)	—	(96,774)
Management fees waived/expenses reimbursed — R6 Shares (Note 4)	(2,414)	—	(14,545)
Expense offset arrangements — Retail Shares (Note 4)	(12,410)	(9,421)	(4,770)
Expense offset arrangements — Institutional Shares (Note 4)	(3,422)	(26,954)	(2,999)

Total net expenses	5,690,079	18,056,958	3,674,001

Net investment income (loss)	(4,360,254)	(10,974,513)	450,418

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	30,110,203	188,204,003	(13,924,515)
Net realized gain (loss) on investments sold — “Affiliated” investments	—	—	—
Redemption in-kind	42,693,217	65,017,574	—
Net realized gain on foreign currency transactions	—	9,069	—
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	103,807,158	31,902,138	91,628,841
Investments — “Affiliated” investments	—	—	—
Foreign currency translations	—	1,019	—

Net gain (loss) on investments	176,610,578	285,133,803	77,704,326

Net increase (decrease) in net assets resulting from operations	$172,250,324	$274,159,290	$78,154,744

[1] Net of foreign taxes withheld on dividends of	$90,218	$49,054	$82,229

16	See Notes to Financial Statements.

September 30, 2025	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(20,225,361)	$(30,956,059)	$37,562,076	$(12,760,137)	$(25,754,917)	$(22,737,900)
Net realized gain (loss)	778,217,580	679,833,914	1,458,380,392	716,008,474	672,681,360	517,199,047
Change in net unrealized appreciation (depreciation)	(744,367,750)	325,117,110	(2,414,847,628)	396,638,704	(677,345,283)	651,037,962

Increase (decrease) in net assets resulting from operations	13,624,469	973,994,965	(918,905,160)	1,099,887,041	(30,418,840)	1,145,499,109

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(355,665,534)	(73,946,360)	(224,988,355)	(41,022,811)	(164,521,944)	(38,755,055)
Distributable earnings — Institutional Shares	(302,567,839)	(79,328,878)	(491,580,086)	(88,661,863)	(315,704,652)	(84,340,786)
Distributable earnings — R6 Shares	(21,768,312)	(5,142,028)	(23,435,037)	(3,999,572)	(34,776,757)	(6,775,236)

Decrease in net assets from distributions to shareholders	(680,001,685)	(158,417,266)	(740,003,478)	(133,684,246)	(515,003,353)	(129,871,077)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	37,596,348	31,780,614	54,522,136	78,259,525	60,077,770	78,565,005
Proceeds from the sale of shares — Institutional Shares	640,420,493	207,009,263	1,282,596,123	571,565,680	977,507,149	509,430,635
Proceeds from the sale of shares — R6 Shares	11,367,974	7,640,198	20,822,534	36,445,093	24,718,846	103,330,273
Net asset value of shares issued in reinvestment of distributions — Retail Shares	339,643,419	70,866,434	217,199,876	39,805,050	159,684,409	37,787,177
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	292,027,558	76,786,353	474,049,294	85,850,571	302,512,483	81,972,697
Net asset value of shares issues in reinvestment of distribution — R6 Shares	21,762,420	5,140,882	23,429,255	3,998,659	34,183,652	6,591,551
Cost of shares redeemed — Retail Shares	(325,562,749)	(234,773,898)	(488,104,703)	(397,253,530)	(261,019,681)	(217,736,338)
Cost of shares redeemed — Institutional Shares	(955,564,895)	(869,154,410)	(2,491,803,512)	(1,187,961,377)	(1,442,495,493)	(1,249,554,672)
Cost of shares redeemed — R6 Shares	(46,737,138)	(40,136,256)	(71,106,055)	(54,765,256)	(68,053,990)	(65,585,348)

Increase (decrease) in net assets derived from capital share transactions	14,953,430	(744,840,820)	(978,395,052)	(824,055,585)	(212,884,855)	(715,199,020)

Net increase (decrease) in net assets	(651,423,786)	70,736,879	(2,637,303,690)	142,147,210	(758,307,048)	300,429,012

Net Assets:
Beginning of year	4,441,124,161	4,370,387,282	7,586,737,355	7,444,590,145	4,515,574,556	4,215,145,544

End of year	$3,789,700,375	$4,441,124,161	$4,949,433,665	$7,586,737,355	$3,757,267,508	$4,515,574,556

Capital share transactions — Retail Shares
Shares sold	395,801	322,765	613,277	827,385	1,928,797	2,536,098
Shares issued in reinvestment of distributions	3,608,621	763,318	2,377,146	439,398	5,096,853	1,344,261
Shares redeemed	(3,440,491)	(2,381,963)	(5,580,141)	(4,183,033)	(8,615,262)	(6,990,560)

Net increase (decrease)	563,931	(1,295,880)	(2,589,718)	(2,916,250)	(1,589,612)	(3,110,201)

Capital share transactions — Institutional Shares
Shares sold	6,361,217	2,007,922	14,241,787	5,718,529	29,447,201	15,110,741
Shares issued in reinvestment of distributions	2,885,648	779,874	4,865,537	897,080	8,824,751	2,699,134
Shares redeemed	(9,418,567)	(8,350,682)	(27,216,109)	(11,842,653)	(43,822,273)	(36,745,876)

Net increase (decrease)	(171,702)	(5,562,886)	(8,108,785)	(5,227,044)	(5,550,321)	(18,936,001)

Capital share transactions — R6 Shares
Shares sold	114,464	73,365	219,307	363,020	722,798	3,131,041
Shares issued in reinvestment of distributions	215,129	52,229	240,473	41,779	997,771	217,185
Shares redeemed	(465,324)	(384,514)	(754,757)	(539,997)	(2,025,092)	(1,924,260)

Net increase (decrease)	(135,731)	(258,920)	(294,977)	(135,198)	(304,523)	1,423,966

See Notes to Financial Statements.	17

Baron Funds	September 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(13,781,004)	$(10,663,341)	$(4,360,254)	$(3,660,342)
Net realized gain (loss)	132,534,486	138,663,437	72,803,420	26,224,690
Voluntary payment from Adviser (Note 4)	1,025,040	—	—	—
Change in net unrealized appreciation (depreciation)	255,383,064	301,160,261	103,807,158	179,924,804

Increase (decrease) in net assets resulting from operations	375,161,586	429,160,357	172,250,324	202,489,152

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	(33,106,290)	—	(1,154,226)	—
Distributable earnings — Institutional Shares	(33,977,048)	—	(4,105,039)	—
Distributable earnings — R6 Shares	(1,975,395)	—	(290,941)	—

Decrease in net assets from distributions to shareholders	(69,058,733)	—	(5,550,206)	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	51,116,895	42,251,625	12,767,646	20,902,330
Proceeds from the sale of shares — Institutional Shares	281,771,600	157,109,027	121,062,557	57,534,846
Proceeds from the sale of shares — R6 Shares	646,444	1,260,278	176,124	84,369
Net asset value of shares issued in reinvestment of distributions — Retail Shares	31,108,486	—	1,091,994	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	33,683,823	—	3,963,875	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	996,441	—	290,941	—
Cost of shares redeemed — Retail Shares	(120,175,124)	(109,564,129)	(26,806,420)	(33,471,984)
Cost of shares redeemed — Institutional Shares	(180,181,803)	(160,975,168)	(148,431,933)	(70,486,069)
Cost of shares redeemed — R6 Shares	(1,948,947)	(2,429,930)	(4,501,030)	(2,073,979)

Increase (decrease) in net assets derived from capital share transactions	97,017,815	(72,348,297)	(40,386,246)	(27,510,487)

Net increase (decrease) in net assets	403,120,668	356,812,060	126,313,872	174,978,665

Net Assets:
Beginning of year	1,356,177,986	999,365,926	636,410,481	461,431,816

End of year	$1,759,298,654	$1,356,177,986	$762,724,353	$636,410,481

Capital share transactions — Retail Shares
Shares sold	1,061,995	1,126,366	220,523	471,463
Shares issued in reinvestment of distributions	629,344	—	17,946	—
Shares redeemed	(2,491,285)	(2,909,941)	(466,820)	(796,143)

Net increase (decrease)	(799,946)	(1,783,575)	(228,351)	(324,680)

Capital share transactions — Institutional Shares
Shares sold	5,381,325	3,974,638	2,019,662	1,254,621
Shares issued in reinvestment of distributions	636,505	—	62,849	—
Shares redeemed	(3,533,592)	(4,051,867)	(2,439,528)	(1,496,719)

Net increase (decrease)	2,484,238	(77,229)	(357,017)	(242,098)

Capital share transactions — R6 Shares
Shares sold	12,555	30,556	3,012	1,763
Shares issued in reinvestment of distributions	18,808	—	4,615	—
Shares redeemed	(40,333)	(56,789)	(84,254)	(49,891)

Net increase (decrease)	(8,970)	(26,233)	(76,627)	(48,128)

18	See Notes to Financial Statements.

September 30, 2025	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(10,974,513)	$(9,132,012)	$450,418	$392,267
Net realized gain (loss)	253,230,646	2,782,172	(13,924,515)	(848,317)
Change in net unrealized appreciation (depreciation)	31,903,157	292,365,365	91,628,841	89,645,366

Increase (decrease) in net assets resulting from operations	274,159,290	286,015,525	78,154,744	89,189,316

Distributions to shareholders from (Note 8):
Distributable earnings — Retail Shares	—	—	(7,692)	(651)
Distributable earnings — Institutional Shares	—	—	(744,804)	(118,011)
Distributable earnings — R6 Shares	—	—	(123,766)	(5,854)

Decrease in net assets from distributions to shareholders	—	—	(876,262)	(124,516)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	45,465,597	17,486,614	40,056,199	97,210,294
Proceeds from the sale of shares — Institutional Shares	565,469,739	301,220,073	81,705,632	225,807,783
Proceeds from the sale of shares — R6 Shares	10,888,363	12,217,147	11,650,817	44,251,702
Net asset value of shares issued in reinvestment of distributions — Retail Shares	—	—	7,653	649
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	—	—	725,260	118,005
Net asset value of shares issues in reinvestment of distribution — R6 Shares	—	—	113,920	2,446
Cost of shares redeemed — Retail Shares	(49,204,206)	(41,181,229)	(52,563,006)	(34,676,302)
Cost of shares redeemed — Institutional Shares	(436,285,423)	(332,987,536)	(93,438,164)	(47,511,910)
Cost of shares redeemed — R6 Shares	(13,359,714)	(15,927,235)	(12,499,915)	(2,211,885)

Increase (decrease) in net assets derived from capital share transactions	122,974,356	(59,172,166)	(24,241,604)	282,990,782

Net increase (decrease) in net assets	397,133,646	226,843,359	53,036,878	372,055,582

Net Assets:
Beginning of year	1,503,553,557	1,276,710,198	472,265,135	100,209,553

End of year	$1,900,687,203	$1,503,553,557	$525,302,013	$472,265,135

Capital share transactions — Retail Shares
Shares sold	1,378,311	653,721	1,400,070	4,154,036
Shares issued in reinvestment of distributions	—	—	263	31
Shares redeemed	(1,509,012)	(1,552,580)	(1,894,193)	(1,397,826)

Net increase (decrease)	(130,701)	(898,859)	(493,860)	2,756,241

Capital share transactions — Institutional Shares
Shares sold	16,788,942	11,045,446	2,850,230	9,403,043
Shares issued in reinvestment of distributions	—	—	24,552	5,458
Shares redeemed	(12,902,214)	(12,255,532)	(3,182,492)	(1,875,530)

Net increase (decrease)	3,886,728	(1,210,086)	(307,710)	7,532,971

Capital share transactions — R6 Shares
Shares sold	323,217	442,635	398,903	1,761,963
Shares issued in reinvestment of distributions	—	—	3,857	113
Shares redeemed	(403,031)	(568,276)	(427,649)	(82,425)

Net increase (decrease)	(79,814)	(125,641)	(24,889)	1,679,651

See Notes to Financial Statements.	19

Baron Funds	September 30, 2025

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Each Fund is diversified. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of mid-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also

September 30, 2025	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Securities Transactions and Investment Income. Fund securities transactions are accounted for on trade date. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Dividend income (net of withholding taxes, if any) is recognized on the ex-dividend date, except in the case of certain dividends from foreign securities which are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Non-cash dividends received in the form of stock are recognized and recorded at fair value as non-cash dividend income.

Distributions received from certain investments such as real estate investment trusts (REITs) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. Since the classification of such payments are generally not known until after the end of the calendar year, the Funds estimate the expected classification of such payments based upon available information which may include the previous year’s allocation. Recharacterizations will be reflected in the following year as additional information becomes available from the issuers. The Funds record as dividend income the amounts characterized as ordinary income and as realized gain the amounts characterized as capital gain in the accompanying Statements of Operations. The amounts characterized as a return of capital are reflected as a reduction of cost of the related investment in the accompanying Portfolios of Investments.

d) Expense Allocation. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses of the Trust and Baron Select Funds (collectively, the Fund Complex), not directly chargeable to one or more specific Baron Funds are typically allocated among the funds in the Fund Complex in proportion to their respective net assets. The Funds accrue distribution and service (12b-1) fees to Retail Shares.

e) Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

f) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

g) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at September 30, 2025.

h) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

There were no repurchase agreements at September 30, 2025.

i) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds are subject to foreign tax on capital gains and withholding taxes on income from foreign investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which they invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

Baron Funds	September 30, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

The Funds attempt to qualify for reduced tax rates or exemptions in countries with which the United States has a tax treaty and may file withholding tax reclaims in certain countries to recover portions of amounts previously withheld.

Further, as a result of several court cases across the European Union, the Funds may also file tax reclaims for previously withheld taxes in those countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities, as well as several related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded as a reduction of foreign taxes withheld on dividends, or as dividend income to the extent such claims exceed the foreign taxes withheld on dividends included within dividend income on the Statements of Operations. Such amounts, if and when recorded, could result in an increase in the respective Funds’ NAV per share and, if material, would be reported separately in the Statements of Operations.

j) Restricted Securities. The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board. Refer to Note 6 for additional information.

k) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, foreign capital gains tax, late-year loss deferral, post-October loss deferral, and wash sale loss deferral. Income dividends are normally declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Funds, if not distributed. The Funds intend to declare and distribute these amounts, at least annually, to shareholders, but may distribute more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

l) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m) In-Kind Redemptions. In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (In-Kind Redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/(loss) to paid-in capital. During the year ended September 30, 2025, Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund realized net gains of $392,901,291, $746,273,351, $372,846,666, $27,814,170, $42,693,217 and $65,017,574, respectively, on $464,768,596, $883,494,968, $529,353,970, $40,838,750, $58,579,438 and $130,091,201 of in-kind redemptions in securities.

n) Segment Reporting. In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The Adviser’s Management Committee acts as each Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Financial Statements.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term securities and in-kind transactions, if any, for the year ended September 30, 2025 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$258,429,160	$549,556,191
Baron Growth Fund	34,186,926	944,596,412
Baron Small Cap Fund	543,303,927	717,391,325
Baron Opportunity Fund	521,133,546	460,720,821
Baron Fifth Avenue Growth Fund	131,627,820	141,603,518
Baron Discovery Fund	836,166,628	656,179,873
Baron Durable Advantage Fund	61,816,128	70,424,751

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (BCG), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee accrued daily as a percentage of each Fund’s average daily net assets and payable monthly, at an annual rate set forth below.

Fund	Annual Rate
Baron Asset Fund	1.00%
Baron Growth Fund	1.00%
Baron Small Cap Fund	1.00%
Baron Opportunity Fund	1.00%
Baron Fifth Avenue Growth Fund	0.70%
Baron Discovery Fund	1.00%
Baron Durable Advantage Fund	0.65%

September 30, 2025	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

For certain of the Funds, the Adviser has contractually agreed to waive its fee or reimburse Fund expenses to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses, and expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement) pursuant to a contract expiring on August 29, 2036, unless renewed for another 11-year term as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

During the year ended September 30, 2025, the Adviser waived its management fees and reimbursed other expenses, if applicable, as follows:

	Retail Shares		Institutional Shares		R6 Shares

Fund	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Baron Fifth Avenue Growth Fund	$34,895	$—	$28,480	$—	$2,414	$—
Baron Durable Advantage Fund	46,004	—	96,774	—	14,545	—

The aforementioned fee waivers and reimbursements, if applicable, are not subject to recoupment by the Adviser.

b) Expense offset arrangement. The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended September 30, 2025, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses as follows:

Fund	Retail Shares	Institutional Shares
Baron Asset Fund	$115,893	$31,631
Baron Growth Fund	66,147	77,305
Baron Small Cap Fund	55,400	25,999
Baron Opportunity Fund	33,952	9,373
Baron Fifth Avenue Growth Fund	12,410	3,422
Baron Discovery Fund	9,421	26,954
Baron Durable Advantage Fund	4,770	2,999

c) Distribution Fees. Baron Capital, Inc. (BCI), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

d) Trustee Fees. Certain Trustees of the Trust are officers of the Adviser and received no direct renumeration in such capacity from the Fund Complex. The Fund Complex pays each Independent Trustee (an Independent Trustee is a Trustee who is not an interested person (as defined in the 1940 Act) of the Fund Complex) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the lead Independent Trustee receiving an additional $25,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation with the Audit Committee Chairperson receiving an additional $12,500.

e) Custody, Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (State Street) to perform custody, accounting and certain administrative services.

f) Cross Trades. The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, the funds in Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading Procedures” adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the year ended September 30, 2025, the Funds engaged in the following cross trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Growth Fund	$—	$(6,436,363)	$4,650,961
Baron Small Cap Fund	5,432,500	—	—

Baron Funds	September 30, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

g) Voluntary Payment. During the year ended September 30, 2025, the Adviser made a voluntary payment to Baron Opportunity Fund in the amount of $1,025,040 to compensate the Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by 0.06%.

h) Ownership Concentration. As of September 30, 2025, the officers, Trustees, and portfolio managers owned, directly or indirectly, 10.2% of Baron Fifth Avenue Growth Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund shareholders.

i) Transactions in “Affiliated” Companies. An “Affiliated” company (affiliated person as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the year ended September 30, 2025.

BARON GROWTH FUND

Name of Issuer	Shares Held at September 30, 2024	Value at September 30, 2024	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at September 30, 2025	Value at September 30, 2025	% of Net Assets at September 30, 2025
Choice Hotels International, Inc.	3,000,000	$390,900,000	$—	$—	$(70,170,000)	$—	$3,450,000	3,000,000	$320,730,000	6.48%
Iridium Communications, Inc.[1]	6,971,000	212,266,950	—	138,526,351	(173,381,765)	99,641,166	2,695,000	0	0	0.0%
Vail Resorts, Inc.	2,000,000	348,580,000	—	—	(49,440,000)	—	17,760,000	2,000,000	299,140,000	6.04%

		$951,746,950	$—	$138,526,351	$(292,991,765)	$99,641,166	$23,905,000		$619,870,000

[1]	Security no longer held as of September 30, 2025.

5. LINE OF CREDIT

The Fund Complex (except Baron Partners Fund), participates in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $200 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $200 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Bank Funding Rate (OBFR) plus 0.10% or the Federal Funds Effective Rate plus 0.10%; plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the year ended September 30, 2025, the following Funds had borrowings under the line of credit as follows:

Fund	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowing Outstanding	Outstanding Balance as of 9/30/2025
Baron Asset Fund	$7.8 million	$28.2 million	5.65%	95	$—
Baron Growth Fund	$111.5 million	$200.0 million	5.56%	325	$—
Baron Small Cap Fund	$44.3 million	$60.4 million	5.51%	20	$—
Baron Fifth Avenue Growth Fund	$2.1 million	$5.2 million	5.51%	33	$—

*	For the days borrowings were outstanding.

The Adviser believes that the fair value of the liabilities under each line of credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates over time. A Fund’s outstanding balance under the line of credit, if any, would be categorized as Level 2 in the fair value hierarchy, which is further discussed in Note 7.

6. RESTRICTED SECURITIES

At September 30, 2025, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e-4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

September 30, 2025	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

6. RESTRICTED SECURITIES (Continued)

At September 30, 2025, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
StubHub Holdings, Inc.*	12/22/2021	$16,639,015

Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	34,415,656

Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	204,151,760
Skyryse Inc.	9/16/2025	7,499,999
X.AI Holdings Corp.	6/11/2024	122,172,077

Total Restricted Securities		$384,878,507

(Cost $136,000,519)† (10.16% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$785,437

Private Convertible Preferred Stocks
Northvolt AB	9/21/2020	0

Total Restricted Securities		$785,437

(Cost $25,674,990)† ( 0.02% of Net Assets)

	Baron Opportunity Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$338,645
GM Cruise Holdings LLC	5/19/2022	3,571
Space Exploration Technologies Corp.	3/25/2021, 1/16/2025	40,484,368
X.AI Holdings Corp.	5/4/2022	5,074,966

Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020, 9/28/2023	2,766,001

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	266,956
Space Exploration Technologies Corp.	8/4/2020	39,260,280
X.AI Holdings Corp.	11/22/2024	16,886,808

Total Restricted Securities		$105,081,595

(Cost $51,003,865)† (5.97% of Net Assets)

	Baron Fifth Avenue Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$11,356,840

Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	133,288
X.AI Holdings Corp.	11/22/2024	5,910,363

Total Restricted Securities		$17,400,491

(Cost $9,512,065)† (2.28% of Net Assets)

*	StubHub Holdings, Inc. went public via an initial public offering on 9/17/2025. The publicly traded shares are subject to a lock-up period, expiring on 3/16/2026.
†	See Portfolios of Investments for cost of individual securities.

Baron Funds	September 30, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,351,289,505	$—	$—	$3,351,289,505
Private Common Stocks	—	—	34,415,656	34,415,656
Private Preferred Stocks†	—	—	333,823,836	333,823,836

Total Investments	$3,351,289,505	$—	$368,239,492	$3,719,528,997

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)(1)	Total
Common Stocks†	$4,850,833,909	$—	$—	$4,850,833,909
Private Common Stocks	—	—	785,437	785,437
Private Convertible Preferred Stocks	—	—	0	0

Total Investments	$4,850,833,909	$—	$785,437	$4,851,619,346

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 investments in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant to the Fund.

September 30, 2025	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,719,884,270	$—	$—	$3,719,884,270

Total Investments	$3,719,884,270	$—	$—	$3,719,884,270

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,646,308,917	$—	$—	$1,646,308,917
Private Common Stocks†	—	—	45,901,550	45,901,550
Private Convertible Preferred Stocks	—	—	2,766,001	2,766,001
Private Preferred Stocks†		—	56,414,044	56,414,044

Total Investments	$1,646,308,917	$—	$105,081,595	$1,751,390,512

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$695,846,982	$13,299,040	$—	$709,146,022
Private Common Stocks	—	—	11,356,840	11,356,840
Private Preferred Stocks†	—	—	6,043,651	6,043,651

Total Investments	$695,846,982	$13,299,040	$17,400,491	$726,546,513

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,809,364,144	$—	$—	$1,809,364,144

Total Investments	$1,809,364,144	$—	$—	$1,809,364,144

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$524,597,138	$—	$—	$524,597,138

Total Investments	$524,597,138	$—	$—	$524,597,138

†	See Portfolios of Investments for additional detailed categorizations.

Baron Funds	September 30, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3		Balance as of September 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2025
Private Common Stocks
Communication Services	$49,136,473	$—	$—	$(25,916,945)	$—	$—	$—	$(23,219,528	)†	$—	$—
Industrials	18,181,856	—	—	16,233,800	—	—	—	—		34,415,656	16,233,800
Private Preferred Stocks
Communication Services*	39,999,993	—	—	82,172,084	—	—	—	—		122,172,077	82,172,084
Industrials	107,853,760	—	—	96,298,000	7,499,999	—	—	—		211,651,759	96,298,000

Total	$215,172,082	$—	$—	$168,786,939	$7,499,999	$—	$—	$(23,219,528)		$368,239,492	$194,703,884

*	Sector reclassification due to X.AI Holdings Corp. merger on March 28, 2025.
†	StubHub Holdings, Inc.’s shares were transferred out of Level 3 upon the company’s IPO and commencement of trading on the exchange on 9/17/2025.

	Baron Opportunity Fund

Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2025
Private Common Stocks
Communication Services	$1,366,000	$—	$—	$3,708,966	$—	$—	$—	$—	$5,074,966	$3,708,966
Industrials	15,359,918	—	—	15,128,031	9,999,990	—	—	—	40,487,939	15,128,031
Unclassified^	338,645	—	—	—	—	—	—	—	338,645	—
Private Convertible Preferred Stocks
Unclassified^	2,766,001	—	—	—	—	—	—	—	2,766,001	—
Private Preferred Stocks
Communication Services	—	—	—	6,886,825	9,999,983	—	—	—	16,886,808	6,886,825
Industrials	22,684,719	—	—	16,842,517	—	—	—	—	39,527,236	16,842,517

Total	$42,515,283	$—	$—	$42,566,339	$19,999,973	$—	$—	$—	$105,081,595	$42,566,339

^	The Adviser reclassified sector for Farmers Business Network, Inc. from Materials to Unclassified due to ongoing principal business activity restructuring.

	Baron Fifth Avenue Growth Fund

Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2025
Private Common Stocks
Industrials	$5,999,840	$—	$—	$5,357,000	$—	$—	$—	$—	$11,356,840	$5,357,000
Private Preferred Stocks
Communication Services	—	—	—	2,410,381	3,499,982	—	—	—	5,910,363	2,410,381
Industrials	970,337	—	—	(837,049)	—	—	—	—	133,288	(837,049)

Total	$6,970,177	$—	$—	$6,930,332	$3,499,982	$—	$—	$—	$17,400,491	$6,930,332

September 30, 2025	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of September 30, 2025 were as follows:

Baron Asset Fund

Sector	Fair Value as of September 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2025	Range used on September 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$34,415,656	Observed Transaction	Observed Transaction Price	$212.00	N/A	Increase
Private Preferred Stocks: Communication Services	$122,172,077	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Preferred Stocks: Industrials	$7,499,999	Observed Transaction	Observed Transaction Price	$27.02	N/A	Increase
Private Preferred Stocks: Industrials	$204,151,760	Observed Transaction	Observed Transaction Price	$2,120.00	N/A	Increase

Baron Opportunity Fund

Sector	Fair Value as of September 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2025	Range used on September 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	$5,074,966	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Common Stocks: Industrials	$40,484,368	Observed Transaction	Observed Transaction Price	$212.00	N/A	Increase
Private Common Stocks: Industrials	$ 3,571	Recent Offer	Bid Price	$1.00	N/A	Increase
Private Common Stocks: Unclassified	$ 338,645	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
			Discount in the Event of Liquidation Outcome	100.00%	N/A	Decrease
Private Convertible Preferred Stocks: Unclassified	$684,729	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
Private Convertible Preferred Stocks: Unclassified	$2,081,272	Scenario Analysis	Projected IPO Valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
Private Preferred Stocks: Communication Services	$16,886,808	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Preferred Stocks: Industrials	$39,260,280	Observed Transaction	Observed Transaction Price	$2,120.00	N/A	Increase
Private Preferred Stocks: Industrials	$266,956	Recent Offer	Bid Price	$1.00	N/A	Increase

See footnotes on page 30.

Baron Funds	September 30, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

Baron Fifth Avenue Growth Fund

Sector	Fair Value as of September 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2025	Range used on September 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$11,356,840	Observed Transaction	Observed Transaction Price	$212.00	N/A	Increase
Private Preferred Stocks: Communication Services	$5,910,363	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Preferred Stocks: Industrials	$133,288	Recent Offer	Bid Price	$1.00	N/A	Increase

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.
**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) may differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, income from passive foreign investment companies, foreign capital gains tax, late year loss deferral, post-October loss deferral, wash sale loss deferral, and in-kind redemptions. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended September 30, 2025, the Funds recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in capital relate primarily to the tax treatment of net investment losses, foreign currency gains and losses, and in-kind redemptions. Results of operations and net assets were not affected by these reclassifications.

Fund	Distributable Earnings/ (Losses)	Paid-in Capital
Baron Asset Fund	$(370,633,532)	$370,633,532
Baron Growth Fund	(745,018,159)	745,018,159
Baron Small Cap Fund	(346,267,439)	346,267,439
Baron Opportunity Fund	(16,731,644)	16,731,644
Baron Fifth Avenue Growth Fund	(38,883,034)	38,883,034
Baron Discovery Fund	(55,433,543)	55,433,543
Baron Durable Advantage Fund	50,076	(50,076)

As of September 30, 2025, the Funds’ cost of investments and gross unrealized appreciation (depreciation) for U.S. federal income tax purposes were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Cost of investments	$1,114,518,093	$680,263,493	$1,756,040,032	$752,004,318

Gross tax unrealized appreciation	2,658,747,338	4,210,651,594	2,093,339,445	1,029,953,302
Gross tax unrealized depreciation	(53,736,434)	(39,295,741)	(129,495,207)	(30,567,108)

Net tax unrealized appreciation (depreciation)	$2,605,010,904	$4,171,355,853	$1,963,844,238	$999,386,194

September 30, 2025	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$275,549,905	$1,326,624,446	$327,910,593

Gross tax unrealized appreciation	454,447,429	521,250,125	197,085,209
Gross tax unrealized depreciation	(3,450,821)	(38,510,427)	(398,664)

Net tax unrealized appreciation (depreciation)	$450,996,608	$482,739,698	$196,686,545

As of September 30, 2025, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Undistributed (accumulated) net investment income	$—	$29,521,567	$—	$—
Undistributed (accumulated) net realized gain	384,682,460	679,571,000	298,699,678	70,586,921
Qualified late year loss deferral	(22,925,073)	—	(19,131,597)	(10,623,081)
Capital loss carryforwards	—	—	—	—
Net tax unrealized appreciation (depreciation) on investments	2,605,010,904	4,171,355,853	1,963,844,240	999,386,194
Net tax unrealized currency appreciation (depreciation)	—	—	—	—
Paid-in capital	822,932,084	68,985,245	1,513,855,187	699,948,620

Net Assets	$3,789,700,375	$4,949,433,665	$3,757,267,508	$1,759,298,654

		Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Undistributed (accumulated) net investment income		$—	$—	$—
Undistributed (accumulated) net realized gain		30,625,946	—	—
Qualified late year loss deferral		(3,335,914)	(8,493,010)	—
Capital loss carryforwards		—	(15,700,916)	(17,051,893)
Net tax unrealized appreciation (depreciation) on investments		450,996,608	482,739,698	196,686,545
Net tax unrealized currency appreciation (depreciation)		—	744	—
Paid-in capital		284,437,713	1,442,140,687	345,667,361

Net Assets		$762,724,353	$1,900,687,203	$525,302,013

At September 30, 2025 the Funds had capital loss carryforwards with no expiration dates, as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Short-Term	$—	$—	$—	$—

Long-Term	$—	$—	$—	$—

Capital loss carryforward utilized during the year ended September 30, 2025	$—	$—	$—	$—

		Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short-Term		$—	$15,700,916	$8,889,798

Long-Term		$—	$—	$8,162,095

Capital loss carryforward utilized during the year ended September 30, 2025		$—	$187,036,159	$—

Baron Funds	September 30, 2025

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The tax character of distributions paid during the years ended September 30, 2025 and September 30, 2024 was as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024

Fund	Ordinary¹	Long-Term Capital Gain	Ordinary¹	Long-Term Capital Gain
Baron Asset Fund	$—	$680,001,685	$—	$158,417,266
Baron Growth Fund	—	740,003,478	—	133,684,246
Baron Small Cap Fund	—	515,003,353	—	129,871,077
Baron Opportunity Fund	—	69,058,733	—	—
Baron Fifth Avenue Growth Fund	—	5,550,206	—	—
Baron Discovery Fund	—	—	—	—
Baron Durable Advantage Fund	876,262	—	124,516	—

¹	For tax purposes, short-term capital gains are considered ordinary income distributions.

GAAP sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50% likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At September 30, 2025, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SUBSEQUENT EVENTS

Management has evaluated events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements and has determined that there were no subsequent events that required adjustment to or disclosure in the financial statements.

September 30, 2025	Baron Funds

FINANCIAL HIGHLIGHTS

BARON ASSET FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Gross expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2025	108.42	(0.59)	1.10	0.51	0.00	(17.55)	(17.55)	91.38	0.00	1.31	[3,4]	(0.62)	1,940.8	6	[5]

2024	90.44	(0.83)	22.22	21.39	0.00	(3.41)	(3.41)	108.42	24.29	1.29		(0.84)	2,241.6	4

2023	77.43	(0.72)	13.73	13.01	0.00	0.00	0.00	90.44	16.80	1.30		(0.80)	1,987.1	5

2022	120.59	(0.90)	(33.27)	(34.17)	0.00	(8.99)	(8.99)	77.43	(30.79)	1.29		(0.91)	1,824.8	5

2021	99.64	(1.16)	25.50	24.34	0.00	(3.39)	(3.39)	120.59	24.96	1.29	[3]	(1.02)	2,871.7	10

INSTITUTIONAL SHARES

Year Ended September 30,

2025	115.23	(0.37)	1.14	0.77	0.00	(17.55)	(17.55)	98.45	0.26	1.05	[3,6]	(0.36)	1,736.8	6	[5]

2024	95.68	(0.60)	23.56	22.96	0.00	(3.41)	(3.41)	115.23	24.61	1.04		(0.58)	2,052.7	4

2023	81.71	(0.52)	14.49	13.97	0.00	0.00	0.00	95.68	17.10	1.05		(0.54)	2,236.6	5

2022	126.47	(0.68)	(35.09)	(35.77)	0.00	(8.99)	(8.99)	81.71	(30.61)	1.04		(0.65)	1,968.9	5

2021	104.08	(0.91)	26.69	25.78	0.00	(3.39)	(3.39)	126.47	25.29	1.03	[3]	(0.76)	3,108.2	10

R6 SHARES

Year Ended September 30,

2025	115.19	(0.36)	1.13	0.77	0.00	(17.55)	(17.55)	98.41	0.26	1.05	[3]	(0.35)	112.1	6	[5]

2024	95.65	(0.60)	23.55	22.95	0.00	(3.41)	(3.41)	115.19	24.61	1.04		(0.58)	146.8	4

2023	81.70	(0.52)	14.47	13.95	0.00	0.00	0.00	95.65	17.07	1.05		(0.55)	146.7	5

2022	126.45	(0.67)	(35.09)	(35.76)	0.00	(8.99)	(8.99)	81.70	(30.61)	1.04		(0.65)	132.5	5

2021	104.07	(0.91)	26.68	25.77	0.00	(3.39)	(3.39)	126.45	25.28	1.04	[3]	(0.76)	185.8	10

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distribution, if any.
[3]	Interest expense rounds to less than 0.01%.
[4]	Net expenses were 1.30% after adjusting for the expense offsets described in Note 4b.
[5]	Excludes impact of in-kind transactions.
[6]	Net expenses were 1.04% after adjusting for the expense offsets described in Note 4b.

See Notes to Financial Statements.	33

Baron Funds	September 30, 2025

FINANCIAL HIGHLIGHTS (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Gross expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2025	102.76	0.35 [3]	(13.42)	(13.07)	0.00	(10.80)	(10.80)	78.89	(14.16)	1.39	[4,5]	0.40 [3]	1,492.5	1	[6]

2024	90.55	(0.33)	14.24	13.91	0.00	(1.70)	(1.70)	102.76	15.62	1.34	[7]	(0.35)	2,210.3	0	[8]

2023	80.38	(0.22)	15.52	15.30	0.00	(5.13)	(5.13)	90.55	19.17	1.30	[9]	(0.24)	2,211.7	2

2022	117.64	(0.35)	(27.94)	(28.29)	0.00	(8.97)	(8.97)	80.38	(26.31)	1.30	[9]	(0.36)	2,015.6	0	[8]

2021	90.65	(0.81)	32.65	31.84	0.00	(4.85)	(4.85)	117.64	36.19 [10]	1.29	[11]	(0.75)	3,041.4	1

INSTITUTIONAL SHARES

Year Ended September 30,

2025	108.79	0.64 [3]	(14.35)	(13.71)	0.00	(10.80)	(10.80)	84.28	(13.95)	1.13	[4]	0.67 [3]	3,294.0	1	[6]

2024	95.52	(0.10)	15.07	14.97	0.00	(1.70)	(1.70)	108.79	15.92	1.08	[7]	(0.09)	5,134.0	0	[8]

2023	84.34	0.01	16.30	16.31	0.00	(5.13)	(5.13)	95.52	19.48	1.05	[9]	0.01	5,007.2	2

2022	122.73	(0.10)	(29.32)	(29.42)	0.00	(8.97)	(8.97)	84.34	(26.12)	1.04	[9]	(0.10)	4,073.5	0	[8]

2021	94.15	(0.56)	33.99	33.43	0.00	(4.85)	(4.85)	122.73	36.55 [10]	1.03	[11]	(0.50)	5,934.8	1

R6 SHARES

Year Ended September 30,

2025	108.79	0.63 [3]	(14.34)	(13.71)	0.00	(10.80)	(10.80)	84.28	(13.95)	1.13	[4]	0.66 [3]	162.9	1	[6]

2024	95.53	(0.10)	15.06	14.96	0.00	(1.70)	(1.70)	108.79	15.91	1.09	[7]	(0.10)	242.4	0	[8]

2023	84.35	0.01	16.30	16.31	0.00	(5.13)	(5.13)	95.53	19.48	1.05	[9]	0.01	225.7	2

2022	122.75	(0.11)	(29.32)	(29.43)	0.00	(8.97)	(8.97)	84.35	(26.13)	1.04	[9]	(0.10)	169.1	0	[8]

2021	94.16	(0.56)	34.00	33.44	0.00	(4.85)	(4.85)	122.75	36.56 [10]	1.03	[11]	(0.50)	225.8	1

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]

Includes a special dividend. Both the net investment income (loss) per share dollar amounts and ratios would have been negative excluding the effect of the special dividend. The net investment income (loss) per share amounts and ratios would have been reduced by approximately $0.65 and 0.70%, respectively, excluding the effect of the special dividend.

[4]	Includes interest expense of 0.09%.
[5]	Net expenses were 1.38% after adjusting for the expense offsets described in Note 4b.
[6]	Excludes impact of in-kind transactions.
[7]	Includes interest expense of 0.05%.
[8]	Less than 0.5%.
[9]	Includes interest expense of 0.01%.
[10]

The Adviser made a voluntary payment to the Fund in the amount of $739,525 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by 0.01%.

[11]	Includes interest expense of less than 0.01%.

34	See Notes to Financial Statements.

September 30, 2025	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Gross expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2025	34.65	(0.25)	0.25	0.00	0.00	(4.22)	(4.22)	30.43	(0.35)	1.32	[4,5]	(0.80)	1,158.9	13	[6]

2024	27.76	(0.21)	8.02	7.81	0.00	(0.92)	(0.92)	34.65	28.90	1.30		(0.69)	1,374.9	10

2023	24.98	(0.15)	4.38	4.23	0.00	(1.45)	(1.45)	27.76	17.42 [3]	1.31		(0.56)	1,187.8	10

2022	40.67	(0.23)	(10.74)	(10.97)	0.00	(4.72)	(4.72)	24.98	(30.93)	1.30		(0.72)	1,135.1	17

2021	35.06	(0.16)	9.89	9.73	0.00	(4.12)	(4.12)	40.67	29.77	1.29		(0.40)	1,829.5	16

INSTITUTIONAL SHARES

Year Ended September 30,

2025	37.51	(0.18)	0.26	0.08	0.00	(4.22)	(4.22)	33.37	(0.09)	1.06	[4]	(0.54)	2,330.9	13	[6]

2024	29.90	(0.14)	8.67	8.53	0.00	(0.92)	(0.92)	37.51	29.25	1.05		(0.43)	2,828.6	10

2023	26.74	(0.09)	4.70	4.61	0.00	(1.45)	(1.45)	29.90	17.71 [3]	1.05		(0.31)	2,821.0	10

2022	43.12	(0.15)	(11.51)	(11.66)	0.00	(4.72)	(4.72)	26.74	(30.76)	1.04		(0.44)	2,613.0	17

2021	36.86	(0.06)	10.44	10.38	0.00	(4.12)	(4.12)	43.12	30.11	1.03		(0.15)	3,214.2	16

R6 SHARES

Year Ended September 30,

2025	37.49	(0.19)	0.27	0.08	0.00	(4.22)	(4.22)	33.35	(0.09)	1.06	[4]	(0.55)	267.5	13	[6]

2024	29.89	(0.15)	8.67	8.52	0.00	(0.92)	(0.92)	37.49	29.23	1.05		(0.45)	312.1	10

2023	26.73	(0.09)	4.70	4.61	0.00	(1.45)	(1.45)	29.89	17.71 [3]	1.06		(0.31)	206.3	10

2022	43.10	(0.14)	(11.51)	(11.65)	0.00	(4.72)	(4.72)	26.73	(30.75)	1.04		(0.41)	184.4	17

2021	36.85	(0.06)	10.43	10.37	0.00	(4.12)	(4.12)	43.10	30.09	1.04		(0.16)	272.8	16

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]

The Adviser made a voluntary payment to the Fund in the amount of $573 to compensate the Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[4]	Interest expense rounds to less than 0.01%.
[5]	Net expenses were 1.31% after adjusting for the expense offsets described in Note 4b.
[6]	Excludes impact of in-kind transactions.

See Notes to Financial Statements.	35

Baron Funds	September 30, 2025

FINANCIAL HIGHLIGHTS (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2025	44.12	(0.50)	12.54	12.04	0.00	(2.33)	(2.33)	53.83	27.76	[3]	1.31	[4]	(1.04)	734.1	30	[5]

2024	30.67	(0.39)	13.84	13.45	0.00	0.00	0.00	44.12	43.85		1.31		(1.02)	637.0	33

2023	24.72	(0.27)	6.22	5.95	0.00	0.00	0.00	30.67	24.07		1.32	[6]	(0.96)	497.4	23

2022	43.49	(0.39)	(14.78)	(15.17)	0.00	(3.60)	(3.60)	24.72	(38.38)		1.31	[6]	(1.15)	448.5	31

2021	35.11	(0.49)	11.65	11.16	0.00	(2.78)	(2.78)	43.49	33.58		1.31	[6]	(1.19)	866.5	39

INSTITUTIONAL SHARES

Year Ended September 30,

2025	47.08	(0.40)	13.40	13.00	0.00	(2.33)	(2.33)	57.75	28.07	[3]	1.05	[7]	(0.78)	976.4	30	[5]

2024	32.64	(0.31)	14.75	14.44	0.00	0.00	0.00	47.08	44.24		1.05		(0.76)	679.0	33

2023	26.24	(0.21)	6.61	6.40	0.00	0.00	0.00	32.64	24.39		1.06	[6]	(0.70)	473.2	23

2022	45.85	(0.32)	(15.69)	(16.01)	0.00	(3.60)	(3.60)	26.24	(38.23)		1.05	[6]	(0.90)	375.3	31

2021	36.79	(0.41)	12.25	11.84	0.00	(2.78)	(2.78)	45.85	33.91		1.05	[6]	(0.93)	711.4	39

R6 SHARES

Year Ended September 30,

2025	47.13	(0.40)	13.42	13.02	0.00	(2.33)	(2.33)	57.82	28.08	[3]	1.04		(0.78)	48.8	30	[5]

2024	32.67	(0.31)	14.77	14.46	0.00	0.00	0.00	47.13	44.26		1.05		(0.76)	40.2	33

2023	26.27	(0.21)	6.61	6.40	0.00	0.00	0.00	32.67	24.36		1.07	[6]	(0.70)	28.8	23

2022	45.90	(0.32)	(15.71)	(16.03)	0.00	(3.60)	(3.60)	26.27	(38.23)		1.05	[6]	(0.89)	23.4	31

2021	36.82	(0.41)	12.27	11.86	0.00	(2.78)	(2.78)	45.90	33.94		1.05	[6]	(0.93)	36.1	39

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]

The Adviser made a voluntary payment to the Fund in the amount of $1,025,040 to compensate the Fund for a loss incurred due to a trading error. The impact of this payment increased the Fund’s total return by 0.06%.

[4]	Net expenses were 1.30% after adjusting for the expense offsets described in Note 4b.
[5]	Excludes impact of in-kind transactions.
[6]	Includes interest expense of less than 0.01%.
[7]	Net expenses were 1.04% after adjusting for the expense offsets described in Note 4b.

36	See Notes to Financial Statements.

September 30, 2025	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:					Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2025	51.61	(0.47)	14.67	14.20	0.00	(0.45)	(0.45)	65.36	27.58	[3]	1.03	[4]	1.00	[4]	(0.81)	152.6	19	[5]

2024	35.68	(0.37)	16.30	15.93	0.00	0.00	0.00	51.61	44.65	[3]	1.03	[4]	1.00	[4]	(0.84)	132.3	26

2023	28.73	(0.28)	7.23	6.95	0.00	0.00	0.00	35.68	24.19	[3]	1.06	[6]	1.01	[6]	(0.88)	103.0	13

2022	55.33	(0.39)	(24.49)	(24.88)	0.00	(1.72)	(1.72)	28.73	(46.49)[3,7]		1.03	[4]	1.00	[4]	(0.92)	84.2	37

2021	46.62	(0.46)	9.35	8.89	0.00	(0.18)	(0.18)	55.33	19.13	[3]	1.02		1.00		(0.88)	187.8	16

INSTITUTIONAL SHARES

Year Ended September 30,

2025	53.45	(0.34)	15.14	14.80	0.00	(0.45)	(0.45)	67.80	27.76	[3]	0.76	[4]	0.75	[4]	(0.56)	571.7	19	[5]

2024	36.86	(0.27)	16.86	16.59	0.00	0.00	0.00	53.45	45.01	[3]	0.76	[4]	0.75	[4]	(0.59)	469.8	26

2023	29.60	(0.21)	7.47	7.26	0.00	0.00	0.00	36.86	24.53	[3]	0.78	[6]	0.76	[6]	(0.63)	332.9	13

2022	56.82	(0.29)	(25.21)	(25.50)	0.00	(1.72)	(1.72)	29.60	(46.35)[3,7]		0.76	[4]	0.75	[4]	(0.68)	281.8	37

2021	47.75	(0.34)	9.59	9.25	0.00	(0.18)	(0.18)	56.82	19.44	[3]	0.75		0.75		(0.63)	609.8	16

R6 SHARES

Year Ended September 30,

2025	53.44	(0.34)	15.21	14.87	0.00	(0.45)	(0.45)	67.86	27.90	[3]	0.76	[4]	0.75	[4]	(0.56)	38.4	19	[5]

2024	36.86	(0.27)	16.85	16.58	0.00	0.00	0.00	53.44	44.98	[3]	0.76	[4]	0.75	[4]	(0.59)	34.3	26

2023	29.61	(0.21)	7.46	7.25	0.00	0.00	0.00	36.86	24.49	[3]	0.78	[6]	0.76	[6]	(0.63)	25.5	13

2022	56.84	(0.29)	(25.22)	(25.51)	0.00	(1.72)	(1.72)	29.61	(46.36)[3,7]		0.76	[4]	0.75	[4]	(0.68)	21.1	37

2021	47.76	(0.34)	9.60	9.26	0.00	(0.18)	(0.18)	56.84	19.45	[3]	0.75		0.75		(0.63)	39.6	16

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]	Includes interest expense of less than 0.01%.
[5]	Excludes impact of in-kind transactions.
[6]	Includes interest expense of 0.01%.
[7]

The Adviser made a voluntary payment to the Fund in the amount of $2,806 to compensate the Fund for a loss incurred due to a valuation error. The impact of this payment increased the Fund’s total return by less than 0.01%.

See Notes to Financial Statements.	37

Baron Funds	September 30, 2025

FINANCIAL HIGHLIGHTS (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]	Gross expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2025	29.81	(0.29)	5.44	5.15	0.00	0.00	0.00	34.96	17.28	1.33	[3]	(0.90)	153.5	41	[4]

2024	24.28	(0.24)	5.77	5.53	0.00	0.00	0.00	29.81	22.78	1.32		(0.89)	134.8	31

2023	22.27	(0.22)	2.23	2.01	0.00	0.00	0.00	24.28	9.03	1.33		(0.90)	131.6	34

2022	36.93	(0.32)	(13.05)	(13.37)	0.00	(1.29)	(1.29)	22.27	(37.47)	1.32		(1.11)	146.9	41

2021	28.17	(0.43)	10.25	9.82	0.00	(1.06)	(1.06)	36.93	35.61	1.31		(1.20)	270.3	37

INSTITUTIONAL SHARES

Year Ended September 30,

2025	30.67	(0.21)	5.61	5.40	0.00	0.00	0.00	36.07	17.61	1.05		(0.63)	1,687.4	41	[4]

2024	24.91	(0.17)	5.93	5.76	0.00	0.00	0.00	30.67	23.12	1.05		(0.63)	1,315.5	31

2023	22.80	(0.16)	2.27	2.11	0.00	0.00	0.00	24.91	9.25	1.06		(0.64)	1,098.7	34

2022	37.68	(0.25)	(13.34)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.31)	1.06		(0.84)	955.6	41

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	1.05		(0.94)	1,721.2	37

R6 SHARES

Year Ended September 30,

2025	30.67	(0.21)	5.62	5.41	0.00	0.00	0.00	36.08	17.64	1.05		(0.63)	59.8	41	[4]

2024	24.92	(0.17)	5.92	5.75	0.00	0.00	0.00	30.67	23.07	1.05		(0.63)	53.3	31

2023	22.80	(0.16)	2.28	2.12	0.00	0.00	0.00	24.92	9.30	1.06		(0.64)	46.4	34

2022	37.68	(0.24)	(13.35)	(13.59)	0.00	(1.29)	(1.29)	22.80	(37.30)	1.06		(0.85)	41.3	41

2021	28.65	(0.35)	10.44	10.09	0.00	(1.06)	(1.06)	37.68	35.97	1.05		(0.94)	38.1	37

[1]	Based on average shares outstanding.
[2]	Total returns reflect investment of all dividends and distributions, if any.
[3]	Net expenses were 1.32% after adjusting for the expense offsets described in Note 4b.
[4]	Excludes impact of in-kind transactions.

38	See Notes to Financial Statements.

September 30, 2025	Baron Funds

FINANCIAL HIGHLIGHTS (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each year:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:				Supplemental Data:

	Net asset value, beginning of year ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) ($)	Total from investment operations ($)	Net investment income ($)	Net realized gains ($)	Total distributions ($)	Net asset value, end of year ($)	Total return (%)[2]		Gross expenses (%)		Net expenses (%)	Net investment income (loss) (%)	Net assets (in millions), end of year ($)	Portfolio turnover rate (%)

RETAIL SHARES

Year Ended September 30,

2025	27.39	(0.03)	4.64	4.61	(0.00)[3]	0.00	(0.00)[3]	32.00	16.84	[4]	1.00		0.95	(0.10)	99.6	13

2024	19.55	(0.02)	7.86	7.84	(0.00)[3]	0.00	(0.00)[3]	27.39	40.10	[4]	1.04		0.95	(0.06)	98.8	4

2023	14.66	(0.00)[3]	4.89	4.89	0.00	0.00	0.00	19.55	33.36	[4]	1.40		0.95	(0.02)	16.6	2

2022	18.47	(0.04)	(3.71)	(3.75)	0.00	(0.06)	(0.06)	14.66	(20.39)[4]		1.49	[5]	0.95	(0.23)	7.6	42

2021	14.47	(0.05)	4.06	4.01	(0.01)	0.00	(0.01)	18.47	27.70	[4]	1.91		0.95	(0.29)	9.8	11

INSTITUTIONAL SHARES

Year Ended September 30,

2025	27.81	0.04	4.72	4.76	(0.07)	0.00	(0.07)	32.50	17.12	[4]	0.73		0.70	0.14	363.8	13

2024	19.82	0.05	7.96	8.01	(0.02)	0.00	(0.02)	27.81	40.46	[4]	0.77		0.70	0.19	319.8	4

2023	14.82	0.04	4.96	5.00	0.00	0.00	0.00	19.82	33.74	[4]	1.00		0.70	0.22	78.7	2

2022	18.63	0.01	(3.76)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[4]		1.10	[5]	0.70	0.03	23.6	42

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[4]	1.48		0.70	(0.05)	27.1	11

R6 SHARES

Year Ended September 30,

2025	27.81	0.04	4.72	4.76	(0.07)	0.00	(0.07)	32.50	17.12	[4]	0.73		0.70	0.14	61.9	13

2024	19.82	0.04	7.97	8.01	(0.02)	0.00	(0.02)	27.81	40.46	[4]	0.74		0.70	0.15	53.7	4

2023	14.82	0.04	4.96	5.00	0.00	0.00	0.00	19.82	33.74	[4]	1.01		0.70	0.23	4.9	2

2022	18.63	0.00 [3]	(3.75)	(3.75)	0.00	(0.06)	(0.06)	14.82	(20.21)[4]		1.07	[5]	0.70	0.02	3.5	42

2021	14.56	(0.01)	4.09	4.08	(0.01)	0.00	(0.01)	18.63	28.01	[4]	1.47		0.70	(0.04)	4.3	11

[1]	Based on average shares outstanding.
[2]	Total returns reflect reinvestment of all dividends and distributions, if any.
[3]	Less than $0.01 per share.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Includes interest expense of less than 0.01%.

See Notes to Financial Statements.	39

Baron Funds	September 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Baron Investment Funds Trust and Shareholders of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund (constituting the Baron Investment Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

November 25, 2025

We have served as the auditor of one or more investment companies in the Baron group of funds since 1987.

September 30, 2025	Baron Funds

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Funds during the year ended September 30, 2025 are listed below.

During the fiscal year ended September 30, 2025, the Funds’ distributions to shareholders included:

Fund	Ordinary[1,3]	Long-Term Capital Gain[2,3]

Baron Asset Fund	$—	$680,001,685

Baron Growth Fund	—	740,003,478

Baron Small Cap Fund	—	515,003,353

Baron Opportunity Fund	—	69,058,733

Baron Fifth Avenue Growth Fund	—	5,550,206

Baron Discovery Fund	—	—

Baron Durable Advantage Fund	876,262	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to the Tax Cuts and Jobs Act of 2017.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on net investment income.

Of the total ordinary income distributions paid by Baron Durable Advantage Fund, 100.00% is qualified dividend income subject to a reduced tax rate, and 100.00% qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2025. The information necessary to complete your income tax return for the calendar year ended December 31, 2025 will be listed on the Form 1099-DIV, which will be mailed to you in January 2026.

Baron Funds	September 30, 2025

Changes In and Disagreements with Accountants	For the period covered by this report

Not applicable.

Results of Meeting(s) of Shareholders	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers and Others	For the period covered by this report

Refer to the financial statements included herein.

September 30, 2025	Baron Funds

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR THE FUNDS BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the Board or the Trustees) of Baron Investment Funds Trust (the Trust) met on May 6, 2025 to discuss the selection of BAMCO, Inc. (the Adviser) as the investment adviser and the approval of the investment advisory agreements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund (each, a Fund and collectively, the Funds). The members of the Board who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees) met in a separate session to discuss and consider the renewal of the investment advisory agreements for the Funds. Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, provided reports to the Board. The Trustees received a substantial amount of information from the Adviser and from Broadridge, and the Independent Trustees were advised by independent legal counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the investment advisory agreements for the Funds for an additional one-year period.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided, including their experience and knowledge gained from their service as Trustees and their experience generally, including the following, which they had considered in past years and remained, in their thinking, material to their consideration:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, extent and quality of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•

The advisory fees and total expense ratios of the Funds and comparisons to similar funds managed by other advisers over comparable periods. They observed that, for most of the Funds, while the advisory fee was comparatively higher, the net operating expenses paid by the Funds (total expense ratio) were within the range of those of the funds in their respective peer groups; and

•	Additional services provided by the Adviser.

The Board concluded that the nature, extent and quality of the services the Adviser provides to each Fund, including performance consistent with its investing principles, supported approval of the investment advisory agreement for each Fund.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses performed by Broadridge. The Board considered for each Fund, among other information, Broadridge’s comparisons of the expense ratio and contractual advisory fee with those of peer group funds selected by Broadridge and Morningstar category medians. The Board also considered, among other performance information, Broadridge’s comparisons of each Fund’s annualized total return and related risk metrics over one-, three-, five- and ten-year periods, where applicable, against peer group funds and Morningstar category medians. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s performance remained consistent with expectations for the Adviser’s investment style, in light of recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to sub-advised accounts and separately managed accounts. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds. The Board also considered a profitability analysis prepared by the Adviser and discussed with the representatives of the Adviser that the Adviser has continued to invest in quality personnel, systems and facilities, and otherwise continued to invest in its business, irrespective of fund flows.

The Board also considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund’s advisory fee reflected economies of scale for the benefit of Fund shareholders, appreciating that the economies of scale analysis is predicated on generally predictable increasing assets and noting the significant fluctuation in assets in recent years. The Board considered that small-and mid-cap investment strategies require more attention by the Adviser than a strategy that involves other types of investing, particularly as asset size increases. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business. The Board members reiterated their intention to continue to consider the extent of economies of scale, asset growth and the Adviser’s plans to invest further to support the Funds.

The Board concluded that the advisory fee for each Fund was supported by the entirety of the presentation and particularly in light of the services provided as discussed at this meeting, and throughout the year.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of each Fund’s investment advisory agreement.

ANNUALTRUST 9/30/2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Principal Executive Officer

Date: December 3, 2025

By:	/s/ Christopher Snively
Christopher Snively
Principal Financial Officer

Date: December 3, 2025